UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	Prudential Investment Portfolios 3

This Form N-Q relates solely to the Registrant’s PGIM Global Absolute Return Bond Fund and PGIM Real Assets Fund.

Address of principal executive offices:	655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
655 Broad Street, 17th Floor,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2018

Date of reporting period:	7/31/2018

Item 1. Schedule of Investments

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value

Long-Term Investments 88.4%
Asset-Backed Securities 6.6%
Collateralized Loan Obligations 3.6%
Arbour CLO Ltd. (Ireland), Series 2018-3A, Class B1R, 144A	1.920%	03/15/29	EUR	250	$ 291,849
Mariner CLO Ltd. (Cayman Islands), Series 2018-5A, Class A, 144A, 3 Month LIBOR + 1.110%	3.324(c)	04/25/31		250	248,922
MidOcean Credit CLO (Cayman Islands), Series 2018-8A, Class B, 144A, 3 Month LIBOR + 1.650%	3.536(c)	02/20/31		250	248,861
TICP CLO Ltd. (Cayman Islands), Series 2015-1A, Class BR, 144A, 3 Month LIBOR + 1.300%	3.648(c)	07/20/27		250	249,620
Zais CLO Ltd. (Cayman Islands), Series 2018-1A, Class A, 144A, 3 Month LIBOR + 0.950%	3.289(c)	04/15/29		250	249,007
					1,288,259
Consumer Loans 1.8%
Lendmark Funding Trust, Series 2017-01A, Class C, 144A	5.410	12/22/25		100	102,182
OneMain Financial Issuance Trust, Series 2014-2A, Class C, 144A	4.330	09/18/24		158	158,008
Oportun Funding LLC, Series 2016-C, Class B, 144A	4.850	11/08/21		250	250,435
PNMAC GMSR Issuer Trust, Series 2017-GT02, Class A, 144A, 1 Month LIBOR + 4.000%	6.064(c)	08/25/23		110	110,223
					620,848
Residential Mortgage-Backed Securities 0.7%
Credit Suisse Mortgage Trust, Series 2016-RPL1, Class A1, 144A, 1 Month LIBOR + 3.150%	5.242(c)	12/26/46		161	164,677
VOLT LLC, Series 2017-NPL07, Class A1, 144A	3.250	06/25/47		69	68,127
					232,804

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Student Loan 0.5%
SLM Student Loan Trust, Series 2007-2, Class B, 3 Month LIBOR + 0.170%	2.505%(c)	07/25/25		200	$ 184,005
Total Asset-Backed Securities (cost $2,335,687)					2,325,916
Commercial Mortgage-Backed Security 0.6%
DBWF Mortgage Trust Series 2016-85T, Class E, 144A (cost $226,373)	3.808(cc)	12/10/36		250	225,028
Corporate Bonds 43.7%
Aerospace & Defense 0.5%
Bombardier, Inc. (Canada), Sr. Unsec’d. Notes, 144A	7.500	12/01/24		180	191,475
Apparel 0.4%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.625	07/15/24	EUR	100	128,332
Auto Manufacturers 0.4%
McLaren Finance PLC (United Kingdom), Sr. Sec’d. Notes	5.000	08/01/22	GBP	100	126,832
Auto Parts & Equipment 0.4%
LKQ Italia Bondco SpA, Gtd. Notes, 144A	3.875	04/01/24	EUR	100	122,980
Banks 9.8%
Bank of America Corp., Jr. Sub. Notes, Series X	6.250	09/29/49		250	260,312
Barclays PLC (United Kingdom), Sr. Unsec’d. Notes	3.650	03/16/25		250	236,283
Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	4.282	01/09/28		250	247,426
Goldman Sachs Group, Inc. (The), Jr. Sub. Notes, Series L	5.700	12/29/49		250	253,125
ING Bank NV (Netherlands), Sub. Notes, 144A	5.800	09/25/23		500	533,129
Intesa Sanpaolo SpA (Italy), Sr. Unsec’d. Notes, 144A	3.125	07/14/22		200	186,391

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Jr. Sub. Notes	6.000%	12/29/49		250	$ 258,333
Sr. Unsec’d. Notes	3.509	01/23/29		145	137,745

Lloyds Banking Group PLC (United Kingdom), Sub. Notes	4.582	12/10/25		200	197,736
MFB Magyar Fejlesztesi Bank Zrt (Hungary), Gov’t. Gtd. Notes	6.250	10/21/20		250	263,132
Morgan Stanley, Jr. Sub. Notes, Series J	5.550	12/29/49		250	256,250
Nordea Bank AB (Sweden), Sub. Notes, 144A	4.250	09/21/22		250	253,264
Royal Bank of Scotland Group PLC (United Kingdom), Sr. Unsec’d. Notes, EMTN	2.000	03/08/23	EUR	100	120,619
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125	04/15/26		250	249,396
					3,453,141
Biotechnology 0.4%
Celgene Corp., Sr. Unsec’d. Notes	3.450	11/15/27		150	140,491
Building Materials 0.4%
Griffon Corp., Gtd. Notes	5.250	03/01/22		75	72,844
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24		50	49,812
					122,656
Chemicals 1.6%
CNAC HK Finbridge Co. Ltd. (China), Gtd. Notes	1.750	06/14/22	EUR	100	116,937
Hexion, Inc., Sec’d. Notes, 144A	13.750	02/01/22		100	89,500
Monitchem HoldCo 3 SA (Luxembourg), Sr. Sec’d. Notes	5.250	06/15/21	EUR	100	115,524
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	3.375	03/15/25		150	140,945
Perstorp Holding AB (Sweden), Sr. Sec’d. Notes	7.625	06/30/21	EUR	80	98,459
					561,365

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Commercial Services 2.4%
Adif-Alta Velocidad (Spain), Sr. Unsec’d. Notes, EMTN	1.875%	01/28/25	EUR	300	$ 369,584
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		200	214,000
Nexi Capital SpA (Italy), Sec’d. Notes, 144A	4.125	11/01/23	EUR	100	116,923
United Rentals North America, Inc.,
Gtd. Notes	4.875	01/15/28		140	130,771
Gtd. Notes	5.500	05/15/27		30	29,727
					861,005
Electric 3.3%
Calpine Corp.,
Sr. Unsec’d. Notes	5.500	02/01/24		50	46,250
Sr. Unsec’d. Notes	5.750	01/15/25		175	161,000

ContourGlobal Power Holdings SA (Spain), Sr. Sec’d. Notes, 144A	5.125	06/15/21	EUR	100	119,688
GenOn Energy, Inc., Sr. Unsec’d. Notes(a)(d)	9.875	10/15/20		225	140,625
Pacific Gas & Electric Co., Sr. Unsec’d. Notes	3.500	06/15/25		150	142,018
Perusahaan Listrik Negara PT (Indonesia), Sr. Unsec’d. Notes	5.500	11/22/21		250	261,825
State Grid Europe Development PLC (China), Gtd. Notes, Series A	1.500	01/26/22	EUR	100	120,010
Vistra Energy Corp.,
Gtd. Notes	7.375	11/01/22		100	104,375
Gtd. Notes, 144A	8.125	01/30/26		50	54,952
					1,150,743
Entertainment 1.6%
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	130,820
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		125	129,063
Scientific Games International, Inc., Gtd. Notes	6.625	05/15/21		150	151,688
William Hill PLC (United Kingdom), Gtd. Notes	4.875	09/07/23	GBP	100	137,449
					549,020

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods 0.6%
Kraft Heinz Foods Co., Gtd. Notes	3.000%	06/01/26		150	$ 137,473
Matterhorn Merger Sub LLC/Matterhorn Finance Sub, Inc., Sr. Unsec’d. Notes, 144A	8.500	06/01/26		75	71,437
					208,910
Forest Products & Paper 0.3%
Sappi Papier Holding GmbH (South Africa), Gtd. Notes	3.375	04/01/22	EUR	100	118,934
Healthcare-Products 0.3%
Thermo Fisher Scientific, Inc., Sr. Unsec’d. Notes	1.400	01/23/26	EUR	100	117,330
Healthcare-Services 1.2%
CHS/Community Health Systems, Inc.,
Gtd. Notes(a)	6.875	02/01/22		176	86,240
Sec’d. Notes, 144A(a)	8.125	06/30/24		18	14,805

HCA, Inc., Gtd. Notes	5.875	02/15/26		200	206,750
Tenet Healthcare Corp., Sr. Unsec’d. Notes	6.750	02/01/20		125	128,750
					436,545
Home Builders 1.3%
Beazer Homes USA, Inc., Gtd. Notes	8.750	03/15/22		100	106,205
Mattamy Group Corp. (Canada), Sr. Unsec’d. Notes, 144A	6.500	10/01/25		100	97,500
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc., Gtd. Notes, 144A	5.625	03/01/24		125	121,600
William Lyon Homes, Inc., Gtd. Notes	7.000	08/15/22		125	127,344
					452,649
Insurance 1.5%
American International Group, Inc., Sr. Unsec’d. Notes	1.875	06/21/27	EUR	100	116,837

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Insurance (cont’d.)
Assicurazioni Generali SpA (Italy), Sub. Notes, EMTN	5.500%	10/27/47	EUR	100	$ 127,017
Cloverie PLC for Zurich Insurance Co. Ltd. (Switzerland), Sub. Notes, EMTN	7.500	07/24/39	EUR	100	124,929
Credit Agricole Assurances SA (France), Sub. Notes	4.250	01/29/49	EUR	100	125,283
Wand Merger Corp., Sr. Unsec’d. Notes, 144A	8.125	07/15/23		50	52,005
					546,071
Internet 0.3%
Netflix, Inc., Sr. Unsec’d. Notes	3.625	05/15/27	EUR	100	114,947
Iron/Steel 0.5%
Cleveland-Cliffs, Inc., Gtd. Notes	5.750	03/01/25		175	169,750
Lodging 0.6%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp., Sec’d. Notes, 144A	10.250	11/15/22		100	108,375
MGM Resorts International, Gtd. Notes	6.000	03/15/23		100	103,625
					212,000
Media 3.2%
Altice France SA (France), Sr. Sec’d. Notes	5.625	05/15/24	EUR	100	121,245
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unsec’d. Notes, 144A	5.875	05/01/27		125	123,906
Cequel Communications Holdings I LLC/Cequel Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		75	74,943
Sr. Unsec’d. Notes, 144A	5.125	12/15/21		50	49,875
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, Series A	6.500	11/15/22		50	50,884
Gtd. Notes, Series B	7.625	03/15/20		125	125,275
Discovery Communications LLC,
Gtd. Notes	2.500	09/20/24	GBP	100	128,312

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)
Discovery Communications LLC, (cont’d.)
Gtd. Notes	4.900%	03/11/26		150	$ 154,853

DISH DBS Corp., Gtd. Notes	7.750	07/01/26		200	174,750
Virgin Media Finance PLC (United Kingdom), Gtd. Notes	7.000	04/15/23	GBP	100	135,684
					1,139,727
Miscellaneous Manufacturing 0.5%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000	03/15/22		175	175,000
Oil & Gas 4.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsec’d. Notes, 144A	10.000	04/01/22		100	110,500
Cenovus Energy, Inc. (Canada), Sr. Unsec’d. Notes	4.250	04/15/27		200	194,069
CNX Resources Corp., Gtd. Notes	8.000	04/01/23		29	30,595
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, EMTN	2.850	10/25/19	CHF	100	103,835
Sr. Unsec’d. Notes, EMTN	5.338	09/25/20	GBP	100	139,187

MEG Energy Corp. (Canada), Gtd. Notes, 144A	6.375	01/30/23		75	67,688
Petroleos Mexicanos (Mexico),
Gtd. Notes	5.500	02/24/25	EUR	100	131,259
Gtd. Notes, EMTN	2.500	08/21/21	EUR	100	120,442
Gtd. Notes, EMTN	3.750	02/21/24	EUR	200	241,459
Gtd. Notes, EMTN	3.750	04/16/26	EUR	100	116,620

Sinopec Group Overseas Development Ltd. (China), Gtd. Notes	1.000	04/28/22	EUR	200	236,789
					1,492,443
Packaging & Containers 1.8%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland), Gtd. Notes	4.750	07/15/27	GBP	100	127,083
Ball Corp., Gtd. Notes	4.375	12/15/23	EUR	100	132,101

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)
Crown European Holdings SA, Gtd. Notes, 144A	2.875%	02/01/26	EUR	125	$ 141,720
Horizon Holdings I SAS (France), Gtd. Notes	7.250	08/01/23	EUR	100	121,173
SIG Combibloc Holdings SCA (Luxembourg), Sr. Sec’d. Notes	7.750	02/15/23	EUR	100	121,621
					643,698
Pharmaceuticals 0.7%
Allergan Funding SCS, Gtd. Notes	3.800	03/15/25		150	147,173
Nidda BondCo GmbH (Germany), Gtd. Notes, 144A	5.000	09/30/25	EUR	100	110,942
					258,115
Pipelines 0.5%
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		75	87,000
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500	01/15/28		100	100,250
					187,250
Real Estate 0.3%
WeWork Cos., Inc., Gtd. Notes, 144A	7.875	05/01/25		100	97,250
Real Estate Investment Trusts (REITs) 0.3%
MPT Operating Partnership LP/MPT Finance Corp., Gtd. Notes	3.325	03/24/25	EUR	100	120,259
Retail 1.4%
Golden Nugget, Inc., Sr. Unsec’d. Notes, 144A	6.750	10/15/24		100	99,750
L Brands, Inc.,
Gtd. Notes(a)	5.250	02/01/28		105	92,400
Gtd. Notes(a)	5.625	10/15/23		50	51,062

PetSmart, Inc., Sr. Sec’d. Notes, 144A	5.875	06/01/25		25	19,625

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)

Rite Aid Corp., Gtd. Notes, 144A	6.125%	04/01/23		75	$ 75,375
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes	5.625	12/01/25		150	140,250
					478,462
Software 1.0%
BMC Software Finance, Inc., Sr. Unsec’d. Notes, 144A	8.125	07/15/21		100	102,375
Fidelity National Information Services, Inc., Sr. Unsec’d. Notes	1.100	07/15/24	EUR	100	115,769
First Data Corp., Gtd. Notes, 144A	7.000	12/01/23		125	130,781
					348,925
Telecommunications 1.4%
CenturyLink, Inc., Sr. Unsec’d. Notes, Series S	6.450	06/15/21		100	103,125
Sprint Capital Corp., Gtd. Notes	8.750	03/15/32		250	269,063
Wind Tre SpA (Italy), Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	120	131,127
					503,315
Transportation 0.6%
Kazakhstan Temir Zholy National Co. JSC (Kazakhstan), Gtd. Notes	3.638	06/20/22	CHF	100	105,695
Moby SpA (Italy), Sr. Sec’d. Notes, 144A	7.750	02/15/23	EUR	100	93,548
					199,243
Total Corporate Bonds (cost $15,556,007)					15,428,863
Residential Mortgage-Backed Securities 4.2%
CIM Trust, Series 2017-3, Class A1, 144A, 1 Month LIBOR + 2.000%	4.092(c)	01/25/57		82	83,946

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA1, Class M3, 1 Month LIBOR + 3.300%	5.364%(c)	10/25/27		1,000	$ 1,117,392
LSTAR Securities Investment Ltd.,
Series 2017-5, Class A, 144A, 1 Month LIBOR + 2.000%	4.092(c)	05/01/22		59	58,429
Series 2017-8, Class A, 144A, 1 Month LIBOR + 1.650%	3.742(c)	11/01/22		55	55,409

LSTAR Securities Investment Trust, Series 2017-6, Class A, 144A, 1 Month LIBOR + 1.750%	3.842(c)	09/01/22		57	57,005
PNMAC GMSR Issuer Trust, Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	4.914(c)	02/25/23		100	101,165
Total Residential Mortgage-Backed Securities (cost $1,317,348)					1,473,346
Sovereign Bonds 33.0%
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	5.250	01/15/28	EUR	300	306,725
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	69	80,859
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	137	159,981
Unsec’d. Notes	5.000	01/15/27	EUR	200	205,220

Brazilian Government International Bond (Brazil), Sr. Unsec’d. Notes	2.875	04/01/21	EUR	550	669,611
Colombia Government International Bond (Colombia), Sr. Unsec’d. Notes, EMTN	3.875	03/22/26	EUR	160	213,116
Costa Rica Government International Bond (Costa Rica), Bonds	4.370	05/22/19		100	99,888
Croatia Government International Bond (Croatia), Sr. Unsec’d. Notes	6.000	01/26/24		300	326,910
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN	3.750	07/26/23	EUR	200	256,372
Sr. Unsec’d. Notes, EMTN	4.250	11/04/25	EUR	100	132,687
Unsec’d. Notes, EMTN	3.875	05/06/22	EUR	955	1,216,447

Dominican Republic International Bond (Dominican Republic), Sr. Unsec’d. Notes	7.500	05/06/21		230	242,880
Egypt Government International Bond (Egypt), Sr. Unsec’d. Notes, 144A	5.577	02/21/23		200	198,374
Hellenic Republic Government Bond (Greece),
Bonds	3.000(cc)	02/24/23	EUR	60	70,338
Bonds	3.000(cc)	02/24/24	EUR	90	104,588

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Hellenic Republic Government Bond (Greece), (cont’d.)
Bonds	3.000%(cc)	02/24/27	EUR	175	$ 197,507
Bonds	3.000(cc)	02/24/28	EUR	280	316,399
Bonds	3.000(cc)	02/24/29	EUR	220	246,061
Bonds	3.000(cc)	02/24/31	EUR	50	53,917
Bonds	3.000(cc)	02/24/32	EUR	335	359,835
Bonds	8.878(s)	10/15/42	EUR	15,000	64,302
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	370	429,688
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	143,490
Sr. Unsec’d. Notes	6.140	04/14/28	EUR	100	131,357
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes	3.375	07/30/25	EUR	100	127,225
Sr. Unsec’d. Notes, EMTN	2.875	07/08/21	EUR	450	560,606
Sr. Unsec’d. Notes, EMTN	3.750	06/14/28	EUR	200	262,518

Instituto de Credito Oficial (Spain), Gov’t. Gtd. Notes, GMTN	0.963	09/22/22	SEK	1,000	114,331
Iraq International Bond (Iraq), Sr. Unsec’d. Notes	6.752	03/09/23		200	199,078
Italy Buoni Poliennali del Tesoro (Italy), Bonds	2.050	08/01/27	EUR	150	166,686
Italy Buoni Poliennali Del Tesoro (Italy), Bonds, 144A	2.800	03/01/67	EUR	50	50,215
Malaysia Government Bond (Malaysia),
Sr. Unsec’d. Notes	3.441	02/15/21	MYR	1,000	245,171
Sr. Unsec’d. Notes, Ser. 0314	4.048	09/30/21	MYR	16	3,981
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, EMTN	1.750	04/17/28	EUR	160	181,482
Sr. Unsec’d. Notes, EMTN	2.375	04/09/21	EUR	100	123,901
Sr. Unsec’d. Notes, GMTN	1.625	03/06/24	EUR	890	1,049,719
Sr. Unsec’d. Notes, GMTN	5.500	02/17/20	EUR	100	126,698

Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, MTN	5.125	10/15/24		200	208,533
Portugal Obrigacoes do Tesouro OT (Portugal),
Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	645	898,076
Sr. Unsec’d. Notes, 144A	4.100	04/15/37	EUR	155	224,455

Provincia de Buenos Aires (Argentina), Sr. Unsec’d. Notes	5.375	01/20/23	EUR	100	109,343
Saudi Government International Bond (Saudi Arabia), Sr. Unsec’d. Notes, 144A, MTN	2.875	03/04/23		200	192,120
Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	114,168

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A	1.450%	10/31/27	EUR	235	$ 278,998
Sr. Unsec’d. Notes, 144A	5.900	07/30/26	EUR	115	184,400

Turkey Government Bond (Turkey), Bonds	9.000	07/24/24	TRY	200	27,571
Total Sovereign Bonds (cost $11,444,899)					11,675,827
U.S. Treasury Obligation 0.3%
U.S. Treasury Notes(h) (cost $115,218)	1.875	04/30/22		115	111,191

Total Long-Term Investments (cost $30,995,532)					31,240,171

	Shares

Short-Term Investments 16.5%
Affiliated Mutual Funds 6.1%
PGIM Core Ultra Short Bond Fund(w)	1,798,498	1,798,498
PGIM Institutional Money Market Fund (cost $362,697; includes $362,142 of cash collateral for securities on loan)(b)(w)	362,667	362,703
Total Affiliated Mutual Funds (cost $2,161,195)		2,161,201
Options Purchased*~ 10.4%
(cost $4,648,817)		3,685,849

Total Short-Term Investments (cost $6,810,012)		5,847,050
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 104.9% (cost $37,805,544)		37,087,221
Options Written*~ (10.1)%
(premiums received $4,510,881)		(3,562,194)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 94.8% (cost $33,294,663)		33,525,027
Other assets in excess of liabilities(z) 5.2%		1,827,572

Net Assets 100.0%		$ 35,352,599

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $(3,481) and (0.0)% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $288,928; cash collateral of $362,142 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at July 31, 2018.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of July 31, 2018. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end, with the exception of options which are included in total investments, net of options written, at market value:
Options Purchased:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/12/21	0.11%	—		920	$ 22
2- Year 10 CMS Curve CAP	Call	Barclays Capital Group	07/13/21	0.11%	—		895	21
Currency Option AUD vs JPY	Call	Deutsche Bank AG	11/25/20	92.00	—	AUD	3,800	34,799
Currency Option EUR vs TRY	Call	Goldman Sachs & Co.	11/28/18	10.00	—	EUR	1,500	900
Currency Option EUR vs TRY	Call	Citigroup Global Markets	04/26/19	6.00	—	EUR	1,500	205,711
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	09/26/18	22.00	—	EUR	1,200	31
Currency Option EUR vs ZAR	Call	Morgan Stanley	10/01/18	22.00	—	EUR	1,500	66
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	11/25/19	27.00	—	EUR	1,500	9,312
Currency Option EUR vs ZAR	Call	Morgan Stanley	12/24/19	24.00	—	EUR	3,000	38,189
Currency Option USD vs BRL	Call	JPMorgan Chase	09/26/18	4.75	—		2,000	457
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/10/18	5.50	—		3,600	3,139

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs BRL	Call	JPMorgan Chase	04/26/19	5.00	—	2,000	$ 14,494
Currency Option USD vs BRL	Call	Deutsche Bank AG	12/20/19	5.00	—	3,000	63,371
Currency Option USD vs BRL	Call	Deutsche Bank AG	03/27/20	4.65	—	2,000	79,195
Currency Option USD vs CAD	Call	Citigroup Global Markets	01/30/19	1.50	—	2,000	873
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.30	—	2,000	51,801
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	7.75	—	2,000	1,195
Currency Option USD vs CNH	Call	JPMorgan Chase	11/28/18	8.75	—	4,000	329
Currency Option USD vs CNH	Call	Morgan Stanley	03/27/19	8.25	—	2,000	1,870
Currency Option USD vs CNH	Call	Morgan Stanley	06/26/20	7.25	—	2,000	40,485
Currency Option USD vs JPY	Call	Citigroup Global Markets	01/27/21	110.00	—	3,000	73,246
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,250.00	—	1,500	7,850
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	04/26/19	1,400.00	—	3,000	4,444
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	05/29/19	1,500.00	—	1,500	1,663
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,150.00	—	1,500	29,868
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/29/19	1,450.00	—	3,000	6,429
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,200.00	—	3,000	51,433
Currency Option USD vs MXN	Call	Morgan Stanley	08/24/18	30.00	—	2,000	—
Currency Option USD vs MXN	Call	Citigroup Global Markets	08/24/18	26.00	—	1,000	—
Currency Option USD vs MXN	Call	Deutsche Bank AG	01/29/19	30.00	—	1,000	326
Currency Option USD vs MXN	Call	Morgan Stanley	03/27/19	24.00	—	4,000	20,192
Currency Option USD vs MXN	Call	Morgan Stanley	12/26/19	22.00	—	2,000	72,448
Currency Option USD vs MXN	Call	Citigroup Global Markets	12/26/19	26.00	—	4,000	50,931

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	09/27/18	85.00	—		3,000	$ 130
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	01/11/19	95.00	—		2,000	1,032
Currency Option USD vs RUB	Call	Citigroup Global Markets	12/23/19	85.00	—		3,000	41,716
Currency Option USD vs TRY	Call	BNP Paribas	09/27/18	6.00	—		3,000	6,671
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	09/27/18	7.00	—		2,000	558
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	5.00	—		1,000	59,550
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	6.00	—		1,000	10,240
Currency Option USD vs TRY	Call	Morgan Stanley	12/14/18	9.00	—		1,800	974
Currency Option USD vs TRY	Call	Citigroup Global Markets	08/28/19	5.40	—		1,500	170,785
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	12/23/19	6.00	—		3,000	298,453
Currency Option USD vs TRY	Call	Morgan Stanley	04/29/20	7.00	—		2,000	153,865
Currency Option USD vs ZAR	Call	Morgan Stanley	09/26/18	20.00	—		3,000	41
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	11/28/18	24.00	—		1,500	109
Currency Option USD vs ZAR	Call	Morgan Stanley	06/26/19	20.00	—		1,500	6,668
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	14.00	—		3,000	217,342
Currency Option AUD vs JPY	Put	Morgan Stanley	08/07/18	62.00	—	AUD	10,000	—
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	80.00	—	AUD	9,500	237,956
Currency Option AUD vs JPY	Put	Morgan Stanley	06/26/19	70.00	—	AUD	19,000	130,997
Currency Option AUD vs JPY	Put	Morgan Stanley	01/29/20	82.00	—	AUD	10,000	482,261
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	73.00	—	AUD	20,000	386,913
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	76.00	—	AUD	10,000	277,210
Currency Option AUD vs USD	Put	Citigroup Global Markets	01/29/20	0.69	—	AUD	4,000	53,425

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Put	JPMorgan Chase	02/26/19	4.60	—	EUR	1,500	$ 202
Currency Option EUR vs TRY	Put	Goldman Sachs & Co.	04/28/20	6.00	—	EUR	1,500	12,971
Currency Option EUR vs USD	Put	Bank of America	02/26/20	1.20	—	EUR	1,500	48,243
Currency Option EUR vs ZAR	Put	Morgan Stanley	03/25/20	14.00	—	EUR	1,500	13,887
Currency Option GBP vs USD	Put	Citigroup Global Markets	11/25/19	1.30	—	GBP	1,250	44,964
Currency Option GBP vs USD	Put	Hong Kong & Shanghai Bank	11/25/19	1.15	—	GBP	1,250	11,491
Currency Option USD vs BRL	Put	JPMorgan Chase	03/27/20	3.10	—		2,000	11,201
Currency Option USD vs BRL	Put	Deutsche Bank AG	06/26/20	3.50	—		1,800	42,470
Currency Option USD vs CNH	Put	Morgan Stanley	06/26/19	6.00	—		2,000	1,554
Currency Option USD vs KRW	Put	Deutsche Bank AG	07/29/19	1,050.00	—		1,500	22,193
Currency Option USD vs MXN	Put	Citigroup Global Markets	04/28/20	17.00	—		3,000	32,382
Currency Option USD vs TRY	Put	Goldman Sachs & Co.	04/29/20	4.00	—		2,000	952
Currency Option USD vs TRY	Put	Morgan Stanley	06/29/20	5.00	—		1,800	15,438
Total OTC Traded (cost $4,634,508)								$3,659,934

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.30.V1, 06/20/23	Call	Citigroup Global Markets	09/19/18	$107.50	5.00% (Q)	CDX.NA.HY. 30.V1 (Q)		1,100	$ 1,190
CDX.NA.HY.30.V1, 06/20/23	Call	Goldman Sachs & Co.	12/19/18	$107.00	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		550	1,626
iTraxx.XO.29.V1, 06/20/23	Call	JPMorgan Chase	09/19/18	250.00	5.00% (Q)	iTraxx.XO. 29.V1 (Q)	EUR	900	325
iTraxx.XO.29.V1, 06/20/23	Call	BNP Paribas	12/19/18	275.00	5.00%(Q)	iTraxx.XO. 29.V1(Q)	EUR	900	4,926
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27	1.25%	6 Month JPY LIBOR(S)	1.25%(S)	JPY	35,000	9,961

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
5 Year x 5 Year Interest Rate Swap, 10/24/23	Put	Citigroup Global Markets	10/24/18	1.40%	6 Month GBP LIBOR(S)	1.40%(S)	GBP	1,125	$ 7,331
5 Year x 5 Year Interest Rate Swap, 10/24/23	Put	Citigroup Global Markets	10/24/18	1.80%	6 Month GBP LIBOR(S)	1.80%(S)	GBP	1,125	556
Total OTC Swaptions (cost $14,309)									$ 25,915
Total Options Purchased (cost $4,648,817)									$3,685,849

Options Written:

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option EUR vs TRY	Call	BNP Paribas	04/26/19	6.00	—	EUR	1,500	$ (205,711)
Currency Option EUR vs TRY	Call	Goldman Sachs & Co.	04/28/20	10.00	—	EUR	1,500	(81,659)
Currency Option EUR vs ZAR	Call	BNP Paribas	09/26/18	22.00	—	EUR	1,200	(31)
Currency Option EUR vs ZAR	Call	Citigroup Global Markets	11/25/19	27.00	—	EUR	1,500	(9,312)
Currency Option EUR vs ZAR	Call	Deutsche Bank AG	12/24/19	24.00	—	EUR	3,000	(38,189)
Currency Option EUR vs ZAR	Call	Morgan Stanley	03/25/20	22.00	—	EUR	1,500	(43,071)
Currency Option USD vs BRL	Call	Morgan Stanley	09/26/18	4.75	—		2,000	(457)
Currency Option USD vs BRL	Call	Hong Kong & Shanghai Bank	04/26/19	5.00	—		2,000	(14,494)
Currency Option USD vs BRL	Call	JPMorgan Chase	12/20/19	5.00	—		3,000	(63,371)
Currency Option USD vs BRL	Call	JPMorgan Chase	03/27/20	4.65	—		2,000	(79,195)
Currency Option USD vs BRL	Call	Deutsche Bank AG	06/26/20	5.50	—		3,600	(81,923)
Currency Option USD vs CAD	Call	Hong Kong & Shanghai Bank	07/30/19	1.40	—		4,000	(28,957)
Currency Option USD vs CNH	Call	Morgan Stanley	11/28/18	8.75	—		4,000	(329)
Currency Option USD vs CNH	Call	Hong Kong & Shanghai Bank	11/28/18	7.75	—		2,000	(1,195)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
Currency Option USD vs CNH	Call	Morgan Stanley	06/26/20	7.75	—	4,000	$ (43,441)
Currency Option USD vs KRW	Call	JPMorgan Chase	04/26/19	1,400.00	—	3,000	(4,444)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	04/26/19	1,250.00	—	1,500	(7,850)
Currency Option USD vs KRW	Call	Morgan Stanley	05/29/19	1,500.00	—	1,500	(1,663)
Currency Option USD vs KRW	Call	Morgan Stanley	07/29/19	1,450.00	—	3,000	(6,429)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	07/29/19	1,150.00	—	1,500	(29,868)
Currency Option USD vs KRW	Call	Goldman Sachs & Co.	12/20/19	1,350.00	—	6,000	(39,334)
Currency Option USD vs MXN	Call	Morgan Stanley	01/29/19	30.00	—	1,000	(326)
Currency Option USD vs MXN	Call	JPMorgan Chase	03/27/19	24.00	—	4,000	(20,192)
Currency Option USD vs MXN	Call	Morgan Stanley	12/26/19	26.00	—	4,000	(50,931)
Currency Option USD vs MXN	Call	Citigroup Global Markets	12/26/19	22.00	—	2,000	(72,448)
Currency Option USD vs MXN	Call	Citigroup Global Markets	04/28/20	26.00	—	3,000	(57,056)
Currency Option USD vs RUB	Call	Citigroup Global Markets	09/27/18	85.00	—	3,000	(130)
Currency Option USD vs RUB	Call	Goldman Sachs & Co.	12/23/19	85.00	—	3,000	(41,716)
Currency Option USD vs RUB	Call	Citigroup Global Markets	03/30/20	95.00	—	2,000	(23,815)
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	09/27/18	6.00	—	3,000	(6,671)
Currency Option USD vs TRY	Call	BNP Paribas	11/29/18	5.00	—	1,000	(59,550)
Currency Option USD vs TRY	Call	Credit Suisse First Boston Corp.	11/29/18	6.00	—	1,000	(10,240)
Currency Option USD vs TRY	Call	BNP Paribas	08/28/19	5.40	—	1,500	(170,785)
Currency Option USD vs TRY	Call	BNP Paribas	12/23/19	6.00	—	3,000	(298,453)
Currency Option USD vs TRY	Call	Goldman Sachs & Co.	04/29/20	7.00	—	2,000	(153,865)
Currency Option USD vs TRY	Call	Morgan Stanley	06/29/20	9.00	—	1,800	(67,845)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
Currency Option USD vs ZAR	Call	Credit Suisse First Boston Corp.	11/28/18	24.00	—		1,500	$ (109)
Currency Option USD vs ZAR	Call	Hong Kong & Shanghai Bank	06/26/19	20.00	—		1,500	(6,668)
Currency Option USD vs ZAR	Call	Morgan Stanley	12/24/19	17.00	—		6,000	(155,478)
Currency Option AUD vs JPY	Put	BNP Paribas	06/26/19	70.00	—	AUD	19,000	(130,997)
Currency Option AUD vs JPY	Put	Morgan Stanley	06/26/19	80.00	—	AUD	9,500	(237,956)
Currency Option AUD vs JPY	Put	Morgan Stanley	01/29/20	73.00	—	AUD	20,000	(386,913)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	01/29/20	82.00	—	AUD	10,000	(482,261)
Currency Option AUD vs JPY	Put	Deutsche Bank AG	02/26/20	67.00	—	AUD	20,000	(234,088)
Currency Option GBP vs USD	Put	Citigroup Global Markets	11/25/19	1.15	—	GBP	1,250	(11,491)
Currency Option GBP vs USD	Put	Hong Kong & Shanghai Bank	11/25/19	1.30	—	GBP	1,250	(44,963)
Currency Option USD vs BRL	Put	Deutsche Bank AG	03/27/20	3.10	—		2,000	(11,201)
Currency Option USD vs KRW	Put	Morgan Stanley	07/29/19	1,050.00	—		1,500	(22,193)
Lebanese Republic, 8.25%, 04/12/21^	Put	Deutsche Bank AG	04/08/19	$ 66.00	—		110	(976)
Total OTC Traded (premiums received $4,495,007)								$(3,540,240)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 11/19/37	Put	Morgan Stanley	11/17/27	1.25%	1.25%(S)	6 Month JPY LIBOR(S)	JPY	35,000	$ (9,961)
5 Year x 5 Year Interest Rate Swap, 10/24/23	Put	Citigroup Global Markets	10/24/18	1.60%	1.60%(S)	6 Month GBP LIBOR(S)	GBP	2,250	(4,550)
CDX.NA.HY.30.V1, 06/20/23	Put	Citigroup Global Markets	09/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		550	(410)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.HY.30.V1, 06/20/23	Put	Goldman Sachs & Co.	12/19/18	$100.50	5.00%(Q)	CDX.NA.HY. 30.V1(Q)		550	$ (2,242)
iTraxx.XO.29.V1, 06/20/23	Put	BNP Paribas	12/19/18	400.00	5.00%(Q)	iTraxx.XO. 29.V1(Q)	EUR	900	(4,791)
Total OTC Swaptions (premiums received $15,874)									$ (21,954)
Total Options Written (premiums received $4,510,881)									$(3,562,194)

Futures contracts outstanding at July 31, 2018:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
11	90 Day Euro Dollar	Dec. 2020	$ 2,665,575	$ (3,350)
30	90 Day Sterling	Sep. 2018	4,879,459	5,168
29	5 Year U.S. Treasury Notes	Sep. 2018	3,280,625	5,735
4	10 Year Mini Japanese Government Bonds	Sep. 2018	538,568	465
6	10 Year U.K. Gilt	Sep. 2018	966,137	14,753
112	10 Year U.S. Treasury Notes	Sep. 2018	13,375,250	15,727
24	30 Year U.S. Ultra Treasury Bonds	Sep. 2018	3,765,750	64,201
				102,699
Short Positions:
11	90 Day Euro Dollar	Dec. 2021	2,666,125	2,100
30	90 Day Sterling	Sep. 2019	4,865,432	(10,829)
8	2 Year U.S. Treasury Notes	Sep. 2018	1,691,000	1,625
22	5 Year Euro-Bobl	Sep. 2018	3,385,743	(865)
3	10 Year Euro-Bund	Sep. 2018	566,828	164
12	20 Year U.S. Treasury Bonds	Sep. 2018	1,715,625	(22,789)
23	Euro Schatz. DUA Index	Sep. 2018	3,009,676	4,923
				(25,671)
				$ 77,028
Cash and foreign currency of $440,099 has been segregated with JPMorgan Chase to cover requirements for open futures contracts at July 31, 2018.

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Bank of America	AUD	196	$ 145,000	$ 145,402	$ 402	$ —
Expiring 10/16/18	Bank of America	AUD	148	110,408	110,019	—	(389)
Expiring 10/16/18	Citigroup Global Markets	AUD	136	101,000	101,321	321	—
Expiring 10/16/18	Morgan Stanley	AUD	118	87,000	87,487	487	—
Expiring 06/28/19	Goldman Sachs & Co.	AUD	425	324,857	316,911	—	(7,946)
Expiring 06/28/19	Morgan Stanley	AUD	171	132,267	127,353	—	(4,914)
Expiring 01/31/20	Citigroup Global Markets	AUD	563	451,200	421,006	—	(30,194)
Expiring 01/31/20	Citigroup Global Markets	AUD	412	306,940	307,800	860	—
Brazilian Real,
Expiring 08/02/18	Citigroup Global Markets	BRL	909	236,826	242,166	5,340	—
Expiring 08/02/18	Citigroup Global Markets	BRL	348	89,997	92,750	2,753	—
Expiring 08/02/18	Citigroup Global Markets	BRL	27	7,100	7,154	54	—
Expiring 08/02/18	Goldman Sachs & Co.	BRL	816	218,539	217,331	—	(1,208)
Expiring 08/02/18	Morgan Stanley	BRL	755	199,430	201,223	1,793	—
Expiring 09/28/18	Citigroup Global Markets	BRL	568	152,837	150,437	—	(2,400)
Expiring 09/28/18	JPMorgan Chase	BRL	268	81,000	71,054	—	(9,946)
Expiring 10/02/18	Citigroup Global Markets	BRL	550	145,651	145,663	12	—
Expiring 10/02/18	Citigroup Global Markets	BRL	308	82,000	81,379	—	(621)
Expiring 10/31/18	UBS AG	BRL	310	82,707	81,790	—	(917)
Expiring 10/31/18	UBS AG	BRL	138	37,000	36,528	—	(472)
Expiring 02/25/19	Citigroup Global Markets	BRL	857	253,700	223,635	—	(30,065)
Expiring 04/30/19	JPMorgan Chase	BRL	378	111,000	97,883	—	(13,117)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 04/30/19	JPMorgan Chase	BRL	290	$ 83,545	$ 75,253	$ —	$ (8,292)
Expiring 04/30/19	JPMorgan Chase	BRL	178	44,568	46,187	1,619	—
Expiring 09/30/19	Barclays Capital Group	BRL	142	41,472	36,054	—	(5,418)
Expiring 09/30/19	Barclays Capital Group	BRL	84	24,379	21,332	—	(3,047)
Expiring 09/30/19	JPMorgan Chase	BRL	347	99,000	88,335	—	(10,665)
Expiring 12/24/19	Barclays Capital Group	BRL	334	96,558	83,940	—	(12,618)
Expiring 12/24/19	Barclays Capital Group	BRL	56	16,059	14,056	—	(2,003)
Expiring 12/24/19	Citigroup Global Markets	BRL	110	28,245	27,763	—	(482)
Expiring 12/24/19	Deutsche Bank AG	BRL	2,257	560,000	567,346	7,346	—
Expiring 03/31/20	Deutsche Bank AG	BRL	2,858	700,000	708,911	8,911	—
British Pound,
Expiring 11/27/19	Citigroup Global Markets	GBP	267	363,040	358,752	—	(4,288)
Canadian Dollar,
Expiring 10/16/18	Bank of America	CAD	585	447,189	450,608	3,419	—
Expiring 10/16/18	Morgan Stanley	CAD	265	204,000	204,174	174	—
Expiring 10/16/18	Morgan Stanley	CAD	173	132,000	133,157	1,157	—
Expiring 01/31/19	Citigroup Global Markets	CAD	429	333,000	330,559	—	(2,441)
Expiring 07/31/19	JPMorgan Chase	CAD	211	161,698	163,074	1,376	—
Chilean Peso,
Expiring 09/27/18	BNP Paribas	CLP	93,104	142,762	146,088	3,326	—
Expiring 09/27/18	BNP Paribas	CLP	23,460	35,600	36,811	1,211	—
Expiring 09/27/18	Citigroup Global Markets	CLP	127,745	197,285	200,442	3,157	—
Expiring 09/27/18	Citigroup Global Markets	CLP	47,934	73,232	75,212	1,980	—

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 09/27/18	Citigroup Global Markets	CLP	40,676	$ 62,721	$ 63,823	$ 1,102	$ —
Chinese Renminbi,
Expiring 10/31/18	Hong Kong & Shanghai Bank	CNH	810	119,264	118,798	—	(466)
Expiring 11/30/18	Citigroup Global Markets	CNH	1,806	261,155	264,886	3,731	—
Expiring 11/30/18	JPMorgan Chase	CNH	416	60,000	61,021	1,021	—
Expiring 11/30/18	JPMorgan Chase	CNH	104	15,298	15,277	—	(21)
Expiring 11/30/18	Morgan Stanley	CNH	112	15,000	16,440	1,440	—
Expiring 02/28/20	Morgan Stanley	CNH	3,182	490,000	463,436	—	(26,564)
Colombian Peso,
Expiring 09/12/18	Barclays Capital Group	COP	618,430	215,900	213,549	—	(2,351)
Expiring 09/12/18	BNP Paribas	COP	1,506,902	529,480	520,344	—	(9,136)
Czech Koruna,
Expiring 10/26/18	Bank of America	CZK	2,219	100,676	101,778	1,102	—
Danish Krone,
Expiring 10/26/18	Toronto Dominion	DKK	51	7,976	8,032	56	—
Egyptian Pound,
Expiring 09/27/18	Citigroup Global Markets	EGP	1,521	82,835	83,515	680	—
Expiring 10/11/18	Citigroup Global Markets	EGP	2,078	111,521	113,516	1,995	—
Euro,
Expiring 10/26/18	Morgan Stanley	EUR	420	494,953	494,427	—	(526)
Expiring 10/26/18	Morgan Stanley	EUR	168	198,000	197,767	—	(233)
Expiring 10/26/18	Toronto Dominion	EUR	135	159,000	158,804	—	(196)
Expiring 02/25/19	Citigroup Global Markets	EUR	50	59,230	59,497	267	—

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/30/19	Morgan Stanley	EUR	71	$ 84,126	$ 84,963	$ 837	$ —
Expiring 01/31/20	Morgan Stanley	EUR	266	322,844	326,513	3,669	—
Expiring 02/28/20	Bank of America	EUR	327	427,814	402,457	—	(25,357)
Expiring 02/28/20	BNP Paribas	EUR	794	898,610	977,220	78,610	—
Expiring 02/28/20	Morgan Stanley	EUR	653	756,762	803,683	46,921	—
Expiring 02/28/20	Morgan Stanley	EUR	325	395,423	400,057	4,634	—
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	38,931	559,018	562,390	3,372	—
Expiring 10/15/18	Deutsche Bank AG	INR	26,212	378,299	378,663	364	—
Expiring 10/15/18	JPMorgan Chase	INR	53,219	767,674	768,801	1,127	—
Indonesian Rupiah,
Expiring 09/24/18	Barclays Capital Group	IDR	2,989,123	210,650	205,912	—	(4,738)
Expiring 09/24/18	Barclays Capital Group	IDR	2,106,549	146,461	145,114	—	(1,347)
Expiring 09/24/18	Barclays Capital Group	IDR	1,682,811	117,000	115,924	—	(1,076)
Expiring 09/24/18	Barclays Capital Group	IDR	1,532,347	106,000	105,559	—	(441)
Expiring 09/24/18	Barclays Capital Group	IDR	1,454,803	99,933	100,217	284	—
Expiring 09/24/18	Barclays Capital Group	IDR	624,019	42,829	42,987	158	—
Expiring 09/24/18	Citigroup Global Markets	IDR	1,373,992	94,400	94,650	250	—
Expiring 09/24/18	Citigroup Global Markets	IDR	1,258,782	86,000	86,714	714	—
Expiring 09/24/18	JPMorgan Chase	IDR	17,025,915	1,179,080	1,172,866	—	(6,214)
Expiring 09/24/18	JPMorgan Chase	IDR	1,784,608	124,000	122,937	—	(1,063)
Expiring 09/24/18	JPMorgan Chase	IDR	1,117,038	78,000	76,950	—	(1,050)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen,
Expiring 10/26/18	Morgan Stanley	JPY	26,567	$ 240,000	$ 239,060	$ —	$ (940)
Expiring 10/26/18	Morgan Stanley	JPY	7,479	67,800	67,300	—	(500)
Expiring 10/31/18	Bank of America	JPY	9,790	88,000	88,125	125	—
Expiring 01/31/20	Morgan Stanley	JPY	795	7,509	7,458	—	(51)
Expiring 01/29/21	Citigroup Global Markets	JPY	74,831	746,000	725,488	—	(20,512)
Mexican Peso,
Expiring 09/21/18	Citigroup Global Markets	MXN	5,982	296,144	318,194	22,050	—
Expiring 09/21/18	JPMorgan Chase	MXN	1,589	77,000	84,492	7,492	—
Expiring 09/21/18	Morgan Stanley	MXN	4,947	237,745	263,143	25,398	—
Expiring 10/31/18	Bank of America	MXN	814	43,000	42,998	—	(2)
Expiring 01/29/19	UBS AG	MXN	3,103	157,000	161,509	4,509	—
Expiring 01/29/19	UBS AG	MXN	2,828	143,000	147,207	4,207	—
Expiring 01/31/19	Deutsche Bank AG	MXN	573	30,000	29,817	—	(183)
Expiring 03/29/19	Morgan Stanley	MXN	22,197	1,048,000	1,145,121	97,121	—
Expiring 12/30/19	Goldman Sachs & Co.	MXN	1,589	77,730	78,892	1,162	—
Expiring 04/30/20	Citigroup Global Markets	MXN	1,889	91,544	92,296	752	—
New Taiwanese Dollar,
Expiring 10/11/18	Barclays Capital Group	TWD	12,440	410,139	408,151	—	(1,988)
New Zealand Dollar,
Expiring 10/16/18	Bank of America	NZD	138	94,001	94,243	242	—
Expiring 10/16/18	Goldman Sachs & Co.	NZD	149	101,911	101,676	—	(235)
Expiring 10/16/18	Morgan Stanley	NZD	169	114,000	115,519	1,519	—

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 10/26/18	JPMorgan Chase	NOK	506	$ 62,107	$ 62,265	$ 158	$ —
Peruvian Nuevo Sol,
Expiring 09/27/18	BNP Paribas	PEN	266	81,000	80,978	—	(22)
Expiring 09/27/18	Citigroup Global Markets	PEN	1,380	418,471	420,729	2,258	—
Expiring 09/27/18	Citigroup Global Markets	PEN	366	111,000	111,528	528	—
Expiring 09/27/18	JPMorgan Chase	PEN	357	109,000	108,791	—	(209)
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	6,026	112,000	113,220	1,220	—
Expiring 09/17/18	Morgan Stanley	PHP	6,630	123,000	124,560	1,560	—
Russian Ruble,
Expiring 10/12/18	Barclays Capital Group	RUB	8,989	143,836	142,782	—	(1,054)
Expiring 10/12/18	Morgan Stanley	RUB	44,480	704,596	706,532	1,936	—
Expiring 10/31/18	Barclays Capital Group	RUB	2,490	39,169	39,479	310	—
Expiring 06/28/19	Bank of America	RUB	2,579	43,458	39,975	—	(3,483)
Expiring 06/28/19	Barclays Capital Group	RUB	6,797	114,820	105,348	—	(9,472)
Expiring 06/28/19	Barclays Capital Group	RUB	3,187	50,835	49,398	—	(1,437)
Expiring 06/28/19	Goldman Sachs & Co.	RUB	4,278	71,000	66,306	—	(4,694)
Expiring 12/24/19	Citigroup Global Markets	RUB	38,251	558,000	583,539	25,539	—
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	169	124,000	124,333	333	—
Expiring 08/10/18	Barclays Capital Group	SGD	416	306,289	305,373	—	(916)
Expiring 08/10/18	Citigroup Global Markets	SGD	257	189,000	188,644	—	(356)
Expiring 08/10/18	JPMorgan Chase	SGD	188	141,000	138,101	—	(2,899)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Singapore Dollar (cont’d.),
Expiring 08/10/18	Morgan Stanley	SGD	208	$ 152,000	$ 152,455	$ 455	$ —
Expiring 08/10/18	UBS AG	SGD	514	384,881	377,811	—	(7,070)
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	6,513	476,591	491,850	15,259	—
Expiring 09/11/18	JPMorgan Chase	ZAR	1,732	131,000	130,798	—	(202)
Expiring 09/11/18	JPMorgan Chase	ZAR	1,632	121,850	123,241	1,391	—
Expiring 09/11/18	JPMorgan Chase	ZAR	1,208	90,000	91,213	1,213	—
Expiring 09/11/18	JPMorgan Chase	ZAR	1,113	84,717	84,031	—	(686)
Expiring 10/31/18	JPMorgan Chase	ZAR	616	46,000	46,200	200	—
Expiring 11/30/18	Hong Kong & Shanghai Bank	ZAR	742	53,000	55,465	2,465	—
Expiring 11/30/18	JPMorgan Chase	ZAR	1,294	104,434	96,691	—	(7,743)
Expiring 06/28/19	JPMorgan Chase	ZAR	1,991	156,575	145,023	—	(11,552)
Expiring 06/28/19	Morgan Stanley	ZAR	1,318	98,000	96,015	—	(1,985)
Expiring 11/27/19	JPMorgan Chase	ZAR	2,578	198,721	184,166	—	(14,555)
Expiring 12/30/19	Barclays Capital Group	ZAR	4,328	336,316	307,888	—	(28,428)
Expiring 03/31/20	UBS AG	ZAR	2,344	164,347	164,879	532	—
South Korean Won,
Expiring 08/08/18	Barclays Capital Group	KRW	102,586	92,000	91,722	—	(278)
Expiring 08/08/18	JPMorgan Chase	KRW	331,024	308,647	295,967	—	(12,680)
Expiring 08/08/18	JPMorgan Chase	KRW	128,171	115,000	114,597	—	(403)
Expiring 10/19/18	Barclays Capital Group	KRW	126,956	113,000	113,729	729	—
Expiring 10/19/18	JPMorgan Chase	KRW	154,785	139,000	138,659	—	(341)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won (cont’d.),
Expiring 10/19/18	JPMorgan Chase	KRW	111,860	$ 99,000	$ 100,206	$ 1,206	$ —
Expiring 10/19/18	JPMorgan Chase	KRW	101,424	91,000	90,857	—	(143)
Expiring 10/31/18	JPMorgan Chase	KRW	148,016	131,996	132,654	658	—
Expiring 04/30/19	BNP Paribas	KRW	123,748	116,307	111,781	—	(4,526)
Expiring 04/30/19	Deutsche Bank AG	KRW	13,612	12,536	12,295	—	(241)
Expiring 05/31/19	Goldman Sachs & Co.	KRW	41,301	39,000	37,359	—	(1,641)
Expiring 05/31/19	Morgan Stanley	KRW	44,795	42,469	40,519	—	(1,950)
Expiring 07/31/19	BNP Paribas	KRW	131,292	117,257	120,611	3,354	—
Expiring 07/31/19	Morgan Stanley	KRW	741,245	660,999	680,941	19,942	—
Swedish Krona,
Expiring 10/26/18	Toronto Dominion	SEK	1,068	122,000	122,301	301	—
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	10,575	332,120	317,919	—	(14,201)
Expiring 08/10/18	Citigroup Global Markets	THB	7,887	238,500	237,116	—	(1,384)
Expiring 08/10/18	Citigroup Global Markets	THB	4,110	124,000	123,567	—	(433)
Expiring 08/10/18	Citigroup Global Markets	THB	3,680	112,000	110,642	—	(1,358)
Expiring 08/10/18	Citigroup Global Markets	THB	2,997	91,000	90,112	—	(888)
Expiring 08/10/18	Citigroup Global Markets	THB	2,741	83,000	82,393	—	(607)
Expiring 08/10/18	Citigroup Global Markets	THB	2,706	82,000	81,346	—	(654)
Expiring 08/10/18	Citigroup Global Markets	THB	2,667	81,000	80,170	—	(830)
Turkish Lira,
Expiring 09/11/18	Bank of America	TRY	49	10,500	9,761	—	(739)
Expiring 09/11/18	Barclays Capital Group	TRY	565	119,148	112,497	—	(6,651)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 09/11/18	Barclays Capital Group	TRY	563	$ 119,147	$ 112,069	$ —	$ (7,078)
Expiring 09/11/18	Citigroup Global Markets	TRY	498	105,000	99,182	—	(5,818)
Expiring 09/11/18	Citigroup Global Markets	TRY	445	92,000	88,560	—	(3,440)
Expiring 09/11/18	JPMorgan Chase	TRY	471	96,000	93,765	—	(2,235)
Expiring 09/11/18	Morgan Stanley	TRY	427	87,000	84,994	—	(2,006)
Expiring 09/11/18	Toronto Dominion	TRY	119	25,000	23,615	—	(1,385)
Expiring 10/31/18	Barclays Capital Group	TRY	470	93,511	91,684	—	(1,827)
Expiring 10/31/18	JPMorgan Chase	TRY	183	36,000	35,627	—	(373)
Expiring 11/30/18	BNP Paribas	TRY	124	32,000	23,779	—	(8,221)
Expiring 11/30/18	Citigroup Global Markets	TRY	977	243,285	187,764	—	(55,521)
Expiring 11/30/18	Credit Suisse First Boston Corp.	TRY	537	125,000	103,277	—	(21,723)
Expiring 11/30/18	Morgan Stanley	TRY	693	154,542	133,187	—	(21,355)
Expiring 02/28/19	Barclays Capital Group	TRY	224	49,719	41,244	—	(8,475)
Expiring 02/28/19	JPMorgan Chase	TRY	600	118,408	110,476	—	(7,932)
Expiring 04/30/19	Morgan Stanley	TRY	93	19,726	16,576	—	(3,150)
Expiring 08/29/19	Citigroup Global Markets	TRY	1,873	385,479	316,870	—	(68,609)
Expiring 12/24/19	Goldman Sachs & Co.	TRY	5,507	996,000	884,007	—	(111,993)
Expiring 04/30/20	Citigroup Global Markets	TRY	217	37,000	33,069	—	(3,931)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 04/30/20	Morgan Stanley	TRY	4,431	$ 691,000	$ 673,827	$ —	$ (17,173)
Expiring 06/30/20	Bank of America	TRY	333	50,000	49,411	—	(589)
				$34,198,855	$33,886,833	444,156	(756,178)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/16/18	Morgan Stanley	AUD	214	$ 158,000	$ 158,997	$ —	$ (997)
Expiring 10/16/18	Toronto Dominion	AUD	190	141,000	141,418	—	(418)
Expiring 10/16/18	Toronto Dominion	AUD	186	138,000	138,139	—	(139)
Expiring 10/31/18	Bank of America	AUD	85	63,000	62,968	32	—
Brazilian Real,
Expiring 08/02/18	Barclays Capital Group	BRL	1,499	386,777	399,304	—	(12,527)
Expiring 08/02/18	Citigroup Global Markets	BRL	906	238,145	241,348	—	(3,203)
Expiring 08/02/18	Citigroup Global Markets	BRL	450	117,200	119,970	—	(2,770)
Expiring 09/28/18	Morgan Stanley	BRL	837	240,000	221,491	18,509	—
Expiring 10/02/18	Goldman Sachs & Co.	BRL	816	217,155	215,929	1,226	—
Expiring 02/25/19	Citigroup Global Markets	BRL	233	59,294	60,802	—	(1,508)
Expiring 04/30/19	Hong Kong & Shanghai Bank	BRL	846	233,000	219,323	13,677	—
Expiring 09/30/19	JPMorgan Chase	BRL	485	139,000	123,478	15,522	—
Expiring 09/30/19	JPMorgan Chase	BRL	87	21,500	22,244	—	(744)
Expiring 12/24/19	BNP Paribas	BRL	299	74,000	75,263	—	(1,263)
Expiring 12/24/19	Citigroup Global Markets	BRL	581	140,000	145,954	—	(5,954)
Expiring 12/24/19	JPMorgan Chase	BRL	1,182	333,000	297,185	35,815	—

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Brazilian Real (cont’d.),
Expiring 12/24/19	UBS AG	BRL	257	$ 64,000	$ 64,486	$ —	$ (486)
Expiring 03/31/20	JPMorgan Chase	BRL	2,555	714,000	633,733	80,267	—
Expiring 03/31/20	JPMorgan Chase	BRL	1,168	281,071	289,739	—	(8,668)
Expiring 06/30/20	Deutsche Bank AG	BRL	4,005	972,000	981,354	—	(9,354)
British Pound,
Expiring 10/26/18	Citigroup Global Markets	GBP	107	141,000	141,017	—	(17)
Expiring 10/26/18	Citigroup Global Markets	GBP	40	53,096	53,086	10	—
Expiring 10/26/18	JPMorgan Chase	GBP	994	1,310,672	1,309,018	1,654	—
Expiring 10/26/18	JPMorgan Chase	GBP	121	160,000	159,718	282	—
Expiring 10/26/18	Morgan Stanley	GBP	111	145,000	146,351	—	(1,351)
Expiring 11/27/19	Hong Kong & Shanghai Bank	GBP	144	211,608	193,484	18,124	—
Expiring 11/27/19	JPMorgan Chase	GBP	92	134,567	123,543	11,024	—
Expiring 11/27/19	UBS AG	GBP	29	41,231	38,603	2,628	—
Canadian Dollar,
Expiring 01/31/19	Morgan Stanley	CAD	261	209,783	201,318	8,465	—
Expiring 07/31/19	Hong Kong & Shanghai Bank	CAD	54	43,000	41,447	1,553	—
Chilean Peso,
Expiring 09/27/18	Barclays Capital Group	CLP	75,717	117,200	118,806	—	(1,606)
Expiring 09/27/18	Barclays Capital Group	CLP	66,958	102,000	105,062	—	(3,062)
Expiring 09/27/18	BNP Paribas	CLP	532,003	816,006	834,755	—	(18,749)
Chinese Renminbi,
Expiring 10/26/18	Barclays Capital Group	CNH	5,794	852,243	850,023	2,220	—
Expiring 10/26/18	Citigroup Global Markets	CNH	607	89,000	89,011	—	(11)
Expiring 11/30/18	Hong Kong & Shanghai Bank	CNH	2,439	345,000	357,624	—	(12,624)
Expiring 06/28/19	Morgan Stanley	CNH	408	61,000	59,704	1,296	—
Expiring 02/28/20	Morgan Stanley	CNH	4,353	646,000	634,029	11,971	—

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Colombian Peso,
Expiring 09/12/18	Barclays Capital Group	COP	254,388	$ 86,000	$ 87,842	$ —	$ (1,842)
Expiring 09/12/18	BNP Paribas	COP	560,637	189,950	193,592	—	(3,642)
Expiring 09/12/18	Citigroup Global Markets	COP	733,967	248,300	253,444	—	(5,144)
Expiring 09/12/18	Citigroup Global Markets	COP	581,580	196,897	200,824	—	(3,927)
Expiring 09/12/18	Citigroup Global Markets	COP	396,590	133,992	136,946	—	(2,954)
Expiring 09/12/18	Citigroup Global Markets	COP	343,925	117,200	118,759	—	(1,559)
Expiring 09/12/18	Citigroup Global Markets	COP	279,572	94,835	96,539	—	(1,704)
Expiring 09/12/18	Citigroup Global Markets	COP	202,722	69,480	70,001	—	(521)
Expiring 09/12/18	Citigroup Global Markets	COP	139,608	47,417	48,208	—	(791)
Expiring 09/12/18	Citigroup Global Markets	COP	112,040	38,400	38,688	—	(288)
Euro,
Expiring 10/26/18	Toronto Dominion	EUR	1,927	2,271,085	2,268,665	2,420	—
Expiring 10/26/18	Toronto Dominion	EUR	711	838,144	837,559	585	—
Expiring 10/26/18	UBS AG	EUR	70	82,103	82,404	—	(301)
Expiring 10/31/18	Bank of America	EUR	27	32,000	31,993	7	—
Expiring 10/31/18	JPMorgan Chase	EUR	115	135,903	135,930	—	(27)
Expiring 02/25/19	Citigroup Global Markets	EUR	200	253,730	237,987	15,743	—
Expiring 02/28/19	Deutsche Bank AG	EUR	154	193,244	183,298	9,946	—
Expiring 11/27/19	Bank of America	EUR	57	69,387	70,105	—	(718)
Expiring 11/27/19	Citigroup Global Markets	EUR	65	84,419	78,733	5,686	—
Expiring 12/30/19	Deutsche Bank AG	EUR	147	189,568	179,897	9,671	—
Expiring 02/28/20	BNP Paribas	EUR	1,423	1,795,684	1,751,365	44,319	—
Hungarian Forint,
Expiring 10/26/18	Citigroup Global Markets	HUF	297,952	1,065,562	1,092,539	—	(26,977)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 10/15/18	Citigroup Global Markets	INR	10,873	$ 156,000	$ 157,074	$ —	$ (1,074)
Expiring 10/15/18	Citigroup Global Markets	INR	8,174	118,000	118,088	—	(88)
Expiring 10/15/18	JPMorgan Chase	INR	7,265	105,000	104,945	55	—
Indonesian Rupiah,
Expiring 09/24/18	Citigroup Global Markets	IDR	2,527,872	174,000	174,138	—	(138)
Israeli Shekel,
Expiring 10/29/18	Morgan Stanley	ILS	460	127,000	126,177	823	—
Expiring 10/29/18	UBS AG	ILS	5,113	1,411,849	1,401,154	10,695	—
Japanese Yen,
Expiring 10/26/18	Bank of America	JPY	27,039	244,861	243,309	1,552	—
Expiring 10/31/18	Bank of America	JPY	7,504	68,000	67,552	448	—
Expiring 06/28/19	Bank of America	JPY	14,435	131,688	132,633	—	(945)
Expiring 06/28/19	Morgan Stanley	JPY	24,684	234,222	226,794	7,428	—
Mexican Peso,
Expiring 09/21/18	BNP Paribas	MXN	1,236	61,350	65,734	—	(4,384)
Expiring 09/21/18	Citigroup Global Markets	MXN	3,348	172,000	178,053	—	(6,053)
Expiring 09/21/18	Citigroup Global Markets	MXN	2,046	107,000	108,849	—	(1,849)
Expiring 09/21/18	Citigroup Global Markets	MXN	1,372	67,250	72,982	—	(5,732)
Expiring 09/21/18	Citigroup Global Markets	MXN	1,252	61,890	66,570	—	(4,680)
Expiring 01/29/19	UBS AG	MXN	2,798	143,000	145,633	—	(2,633)
Expiring 01/31/19	Morgan Stanley	MXN	4,241	183,000	220,663	—	(37,663)
Expiring 03/29/19	Barclays Capital Group	MXN	732	35,240	37,781	—	(2,541)
Expiring 03/29/19	JPMorgan Chase	MXN	9,056	436,514	467,207	—	(30,693)
Expiring 03/29/19	JPMorgan Chase	MXN	4,432	211,000	228,663	—	(17,663)
Expiring 03/29/19	JPMorgan Chase	MXN	1,717	86,384	88,564	—	(2,180)
Expiring 12/30/19	Citigroup Global Markets	MXN	1,458	71,000	72,369	—	(1,369)
Expiring 12/30/19	Morgan Stanley	MXN	2,967	134,000	147,297	—	(13,297)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 04/30/20	Citigroup Global Markets	MXN	17,592	$ 844,000	$ 859,321	$ —	$ (15,321)
Expiring 04/30/20	UBS AG	MXN	1,633	72,000	79,777	—	(7,777)
New Taiwanese Dollar,
Expiring 10/11/18	Citigroup Global Markets	TWD	3,021	100,000	99,130	870	—
Expiring 10/11/18	Morgan Stanley	TWD	4,599	151,000	150,895	105	—
New Zealand Dollar,
Expiring 10/16/18	Hong Kong & Shanghai Bank	NZD	206	141,006	140,546	460	—
Expiring 10/16/18	Toronto Dominion	NZD	267	182,000	182,176	—	(176)
Philippine Peso,
Expiring 09/17/18	Barclays Capital Group	PHP	16,828	317,360	316,167	1,193	—
Expiring 09/17/18	Barclays Capital Group	PHP	9,419	175,000	176,956	—	(1,956)
Expiring 09/17/18	Barclays Capital Group	PHP	9,160	170,000	172,092	—	(2,092)
Expiring 09/17/18	Barclays Capital Group	PHP	9,094	168,900	170,852	—	(1,952)
Expiring 09/17/18	Barclays Capital Group	PHP	8,714	162,000	163,720	—	(1,720)
Expiring 09/17/18	Barclays Capital Group	PHP	7,205	134,000	135,372	—	(1,372)
Expiring 09/17/18	Citigroup Global Markets	PHP	5,912	110,000	111,078	—	(1,078)
Expiring 09/17/18	Citigroup Global Markets	PHP	2,679	50,000	50,324	—	(324)
Expiring 09/17/18	JPMorgan Chase	PHP	6,440	121,000	120,998	2	—
Polish Zloty,
Expiring 10/26/18	UBS AG	PLN	275	74,311	75,376	—	(1,065)
Russian Ruble,
Expiring 06/28/19	Morgan Stanley	RUB	16,840	250,000	261,026	—	(11,026)
Expiring 12/24/19	Barclays Capital Group	RUB	13,857	212,407	211,403	1,004	—
Expiring 12/24/19	Goldman Sachs & Co.	RUB	20,740	338,000	316,395	21,605	—
Expiring 03/31/20	Citigroup Global Markets	RUB	18,480	269,000	279,536	—	(10,536)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Saudi Arabian Riyal,
Expiring 11/12/19	Goldman Sachs & Co.	SAR	5,715	$ 1,500,000	$ 1,520,141	$ —	$ (20,141)
Singapore Dollar,
Expiring 08/10/18	Bank of America	SGD	211	154,700	155,228	—	(528)
Expiring 08/10/18	Barclays Capital Group	SGD	27	20,000	19,697	303	—
Expiring 08/10/18	Citigroup Global Markets	SGD	650	476,290	477,231	—	(941)
Expiring 08/10/18	Citigroup Global Markets	SGD	325	237,484	238,939	—	(1,455)
Expiring 08/10/18	Citigroup Global Markets	SGD	179	132,000	131,698	302	—
Expiring 08/10/18	Citigroup Global Markets	SGD	119	88,000	87,171	829	—
Expiring 08/10/18	JPMorgan Chase	SGD	267	196,000	196,151	—	(151)
Expiring 08/10/18	JPMorgan Chase	SGD	143	105,000	105,321	—	(321)
Expiring 08/10/18	JPMorgan Chase	SGD	130	96,000	95,796	204	—
Expiring 08/10/18	Morgan Stanley	SGD	238	175,000	175,206	—	(206)
Expiring 08/10/18	Morgan Stanley	SGD	47	34,560	34,580	—	(20)
South African Rand,
Expiring 09/11/18	Barclays Capital Group	ZAR	4,236	306,900	319,848	—	(12,948)
Expiring 09/11/18	Citigroup Global Markets	ZAR	1,742	130,400	131,525	—	(1,125)
Expiring 09/11/18	Citigroup Global Markets	ZAR	1,665	118,742	125,727	—	(6,985)
Expiring 09/11/18	Citigroup Global Markets	ZAR	982	72,000	74,179	—	(2,179)
Expiring 09/11/18	JPMorgan Chase	ZAR	1,153	84,000	87,069	—	(3,069)
Expiring 09/11/18	JPMorgan Chase	ZAR	1,022	74,000	77,174	—	(3,174)
Expiring 09/11/18	JPMorgan Chase	ZAR	975	70,000	73,627	—	(3,627)
Expiring 09/11/18	Morgan Stanley	ZAR	2,419	180,000	182,683	—	(2,683)
Expiring 09/28/18	Barclays Capital Group	ZAR	364	29,854	27,426	2,428	—

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand (cont’d.),
Expiring 11/30/18	Credit Suisse First Boston Corp.	ZAR	2,036	$ 130,000	$ 152,156	$ —	$ (22,156)
Expiring 06/28/19	Hong Kong & Shanghai Bank	ZAR	3,310	229,000	241,038	—	(12,038)
Expiring 03/31/20	Barclays Capital Group	ZAR	2,180	145,000	153,322	—	(8,322)
South Korean Won,
Expiring 08/08/18	Barclays Capital Group	KRW	141,440	127,000	126,461	539	—
Expiring 08/08/18	Citigroup Global Markets	KRW	68,204	63,000	60,981	2,019	—
Expiring 08/08/18	Citigroup Global Markets	KRW	42,011	39,000	37,562	1,438	—
Expiring 08/08/18	JPMorgan Chase	KRW	90,129	81,000	80,584	416	—
Expiring 08/08/18	Morgan Stanley	KRW	129,659	117,000	115,928	1,072	—
Expiring 08/08/18	Morgan Stanley	KRW	124,865	113,000	111,641	1,359	—
Expiring 08/08/18	Morgan Stanley	KRW	19,439	18,000	17,380	620	—
Expiring 08/08/18	UBS AG	KRW	64,737	60,000	57,881	2,119	—
Expiring 08/08/18	UBS AG	KRW	29,044	27,000	25,968	1,032	—
Expiring 10/19/18	Barclays Capital Group	KRW	281,452	248,960	252,129	—	(3,169)
Expiring 10/19/18	Barclays Capital Group	KRW	115,262	101,943	103,254	—	(1,311)
Expiring 04/30/19	Goldman Sachs & Co.	KRW	50,904	48,000	45,982	2,018	—
Expiring 04/30/19	JPMorgan Chase	KRW	86,456	77,000	78,095	—	(1,095)
Expiring 05/31/19	Morgan Stanley	KRW	165,750	150,000	149,930	70	—
Expiring 07/31/19	Deutsche Bank AG	KRW	515,823	462,000	473,858	—	(11,858)
Expiring 07/31/19	Goldman Sachs & Co.	KRW	260,637	246,000	239,433	6,567	—
Expiring 12/24/19	Goldman Sachs & Co.	KRW	12,696	12,000	11,708	292	—
Swedish Krona,
Expiring 10/26/18	Bank of America	SEK	3,607	409,818	413,034	—	(3,216)
Expiring 10/26/18	JPMorgan Chase	SEK	999	115,000	114,435	565	—

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swiss Franc,
Expiring 10/26/18	BNP Paribas	CHF	1,598	$ 1,621,574	$ 1,626,565	$ —	$ (4,991)
Expiring 10/26/18	Morgan Stanley	CHF	787	799,686	801,144	—	(1,458)
Expiring 10/26/18	Morgan Stanley	CHF	113	115,000	115,059	—	(59)
Thai Baht,
Expiring 08/10/18	Citigroup Global Markets	THB	7,760	237,693	233,286	4,407	—
Expiring 08/10/18	Citigroup Global Markets	THB	4,470	136,000	134,372	1,628	—
Expiring 08/10/18	Citigroup Global Markets	THB	3,905	122,000	117,414	4,586	—
Expiring 08/10/18	Citigroup Global Markets	THB	3,157	95,000	94,911	89	—
Expiring 08/10/18	Citigroup Global Markets	THB	3,023	95,000	90,879	4,121	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,802	88,000	84,227	3,773	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,567	80,400	77,160	3,240	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,247	70,000	67,560	2,440	—
Expiring 08/10/18	Citigroup Global Markets	THB	2,155	66,000	64,776	1,224	—
Expiring 08/10/18	Citigroup Global Markets	THB	1,828	57,000	54,965	2,035	—
Expiring 08/10/18	Citigroup Global Markets	THB	901	28,000	27,073	927	—
Expiring 08/10/18	Citigroup Global Markets	THB	893	28,000	26,840	1,160	—
Expiring 08/10/18	Citigroup Global Markets	THB	545	17,000	16,397	603	—
Turkish Lira,
Expiring 09/11/18	Bank of America	TRY	217	46,594	43,317	3,277	—
Expiring 09/11/18	Morgan Stanley	TRY	424	85,000	84,503	497	—
Expiring 09/11/18	Toronto Dominion	TRY	585	117,000	116,441	559	—
Expiring 10/31/18	JPMorgan Chase	TRY	151	30,000	29,496	504	—
Expiring 11/30/18	BNP Paribas	TRY	1,997	443,917	383,894	60,023	—
Expiring 11/30/18	BNP Paribas	TRY	334	91,000	64,113	26,887	—
Expiring 04/30/19	BNP Paribas	TRY	523	120,285	93,474	26,811	—
Expiring 04/30/19	BNP Paribas	TRY	83	19,000	14,770	4,230	—

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at July 31, 2018 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira (cont’d.),
Expiring 08/29/19	BNP Paribas	TRY	985	$ 239,000	$ 166,588	$ 72,412	$ —
Expiring 08/29/19	Morgan Stanley	TRY	891	182,863	150,754	32,109	—
Expiring 12/24/19	BNP Paribas	TRY	2,328	500,000	373,652	126,348	—
Expiring 12/24/19	JPMorgan Chase	TRY	3,179	561,206	510,355	50,851	—
Expiring 01/31/20	JPMorgan Chase	TRY	2,373	414,585	374,749	39,836	—
Expiring 04/30/20	Citigroup Global Markets	TRY	815	126,202	123,977	2,225	—
Expiring 04/30/20	Goldman Sachs & Co.	TRY	3,062	531,000	465,603	65,397	—
Expiring 04/30/20	JPMorgan Chase	TRY	530	82,000	80,595	1,405	—
Expiring 06/30/20	Morgan Stanley	TRY	3,630	551,000	538,430	12,570	—
				$42,121,736	$41,636,927	939,258	(454,449)
						$1,383,414	$(1,210,627)

Cross currency exchange contracts outstanding at July 31, 2018:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
09/28/18	Buy	EUR	149	ZAR	2,337	$ —	$ (1,114)	BNP Paribas
09/28/18	Buy	ZAR	2,701	EUR	154	22,668	—	Citigroup Global Markets
10/26/18	Buy	EUR	414	JPY	54,215	—	(849)	Toronto Dominion
02/28/19	Buy	EUR	154	TRY	824	31,577	—	JPMorgan Chase
04/30/19	Buy	EUR	320	TRY	1,555	104,719	—	BNP Paribas
04/30/19	Buy	TRY	2,182	EUR	391	—	(77,487)	Citigroup Global Markets
06/28/19	Buy	AUD	138	JPY	11,668	—	(4,338)	BNP Paribas
06/28/19	Buy	JPY	60,856	AUD	734	12,016	—	Morgan Stanley
11/27/19	Buy	EUR	227	ZAR	4,393	—	(36,925)	Citigroup Global Markets
11/27/19	Buy	ZAR	1,815	EUR	105	1,597	—	Deutsche Bank AG
12/30/19	Buy	EUR	392	ZAR	6,807	—	(4,554)	Deutsche Bank AG
12/30/19	Buy	ZAR	4,061	EUR	245	—	(10,924)	Morgan Stanley
01/31/20	Buy	AUD	383	JPY	29,790	7,066	—	Deutsche Bank AG
01/31/20	Buy	TRY	3,694	EUR	508	—	(40,236)	Goldman Sachs & Co.
01/31/20	Buy	EUR	242	TRY	1,476	63,976	—	Goldman Sachs & Co.
03/31/20	Buy	EUR	443	ZAR	7,484	20,511	—	Morgan Stanley

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Cross currency exchange contracts outstanding at July 31, 2018 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
04/30/20	Buy	EUR	520	TRY	3,922	$ 47,354	$ —	Goldman Sachs & Co.
11/30/20	Buy	JPY	47,832	AUD	613	40	—	Deutsche Bank AG
						$311,524	$(176,427)
Credit default swap agreements outstanding at July 31, 2018:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Assicurazioni Generali SpA	06/20/23	1.000%(Q)	EUR	100	$ 6,225	$ 6,597	$ (372)	Barclays Capital Group
Bank of China Ltd.	06/20/21	1.000%(Q)		100	(1,783)	2,249	(4,032)	Deutsche Bank AG
China Development Bank Corp.	06/20/21	1.000%(Q)		100	(1,818)	1,421	(3,239)	Deutsche Bank AG
Republic of Italy	06/20/23	1.000%(Q)		575	6,892	8,273	(1,381)	Citigroup Global Markets
Republic of Italy	06/20/23	1.000%(Q)	EUR	250	8,882	3,599	5,283	Barclays Capital Group
Republic of Italy	06/20/23	1.000%(Q)		100	1,198	1,615	(417)	Citigroup Global Markets
Republic of Italy	06/20/28	1.000%(Q)	EUR	125	10,816	7,765	3,051	Barclays Capital Group
					$30,412	$31,519	$(1,107)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federal Republic of Brazil	12/20/20	1.000%(Q)	500	1.336%	$ (3,272)	$ (64,528)	$ 61,256	Deutsche Bank AG
Generalitat de Cataluna	12/20/22	1.000%(Q)	230	2.537%	(13,293)	(34,322)	21,029	Citigroup Global Markets
Kingdom of Belgium	12/20/25	1.000%(Q)	500	0.322%	23,025	14,623	8,402	JPMorgan Chase
Kingdom of Belgium	12/20/25	1.000%(Q)	1,000	0.322%	46,050	24,532	21,518	JPMorgan Chase
Kingdom of Saudi Arabia	12/20/21	1.000%(Q)	250	0.548%	3,947	(5,095)	9,042	Barclays Capital Group
Kingdom of Spain	12/20/20	1.000%(Q)	250	0.413%	3,698	2,159	1,539	JPMorgan Chase
Kingdom of Spain	06/20/22	1.000%(Q)	700	0.557%	12,186	6,571	5,615	JPMorgan Chase
Kingdom of Spain	06/20/23	1.000%(Q)	1,050	0.656%	17,482	11,114	6,368	Bank of America

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Kingdom of Spain	12/20/25	1.000%(Q)	750	0.847%	$ 8,294	$ (16,633)	$ 24,927	JPMorgan Chase
Oriental Republic of Uruguay	06/20/20	1.000%(Q)	250	1.418%	(1,623)	(1,619)	(4)	Citigroup Global Markets
People’s Republic of China	12/20/20	1.000%(Q)	750	0.289%	13,277	(403)	13,680	JPMorgan Chase
Republic of Chile	12/20/20	1.000%(Q)	500	0.232%	9,523	(2,453)	11,976	Deutsche Bank AG
Republic of Colombia	12/20/20	1.000%(Q)	500	0.541%	5,913	(22,421)	28,334	Deutsche Bank AG
Republic of Hungary	12/20/20	1.000%(Q)	750	0.358%	12,084	(21,884)	33,968	Barclays Capital Group
Republic of Indonesia	12/20/20	1.000%(Q)	250	0.570%	2,786	(13,020)	15,806	Deutsche Bank AG
Republic of Indonesia	06/20/23	1.000%(Q)	545	1.121%	(2,317)	(3,446)	1,129	Citigroup Global Markets
Republic of Ireland	12/20/25	1.000%(Q)	500	0.432%	19,288	10,093	9,195	Barclays Capital Group
Republic of Ireland	12/20/25	1.000%(Q)	500	0.432%	19,288	8,689	10,599	JPMorgan Chase
Republic of Ireland	12/20/26	1.000%(Q)	200	0.476%	7,925	(192)	8,117	JPMorgan Chase
Republic of Israel	12/20/20	1.000%(Q)	250	0.353%	4,056	3,054	1,002	JPMorgan Chase
Republic of Italy	12/20/20	1.000%(Q)	250	1.741%	(3,910)	93	(4,003)	JPMorgan Chase
Republic of Italy	06/20/23	1.000%(Q)	100	2.141%	(4,761)	(5,384)	623	Citigroup Global Markets
Republic of Italy	06/20/23	1.000%(Q)	575	2.141%	(27,379)	(30,018)	2,639	Citigroup Global Markets
Republic of Italy	12/20/25	1.000%(Q)	500	2.326%	(38,793)	(19,746)	(19,047)	JPMorgan Chase
Republic of Italy	12/20/25	1.000%(Q)	750	2.326%	(58,189)	(28,906)	(29,283)	JPMorgan Chase
Republic of Kazakhstan	06/20/23	1.000%(Q)	230	0.808%	2,271	—	2,271	Citigroup Global Markets
Republic of Panama	06/20/22	1.000%(Q)	100	0.443%	2,172	852	1,320	Citigroup Global Markets
Republic of Panama Government	12/20/20	1.000%(Q)	750	0.270%	13,626	(17,988)	31,614	Deutsche Bank AG
Republic of Peru	12/20/20	1.000%(Q)	500	0.351%	8,131	(14,571)	22,702	Deutsche Bank AG
Republic of Philippines	12/20/20	1.000%(Q)	750	0.372%	11,816	(42)	11,858	JPMorgan Chase
Republic of Portgual	06/20/22	1.000%(Q)	1,400	0.844%	9,564	(38,556)	48,120	Citigroup Global Markets
Republic of Portugal	06/20/23	1.000%(Q)	1,290	0.985%	2,398	(4,894)	7,292	Goldman Sachs & Co.
Republic of South Africa	12/20/20	1.000%(Q)	375	1.098%	(406)	(25,728)	25,322	JPMorgan Chase
Republic of Turkey	12/20/20	1.000%(Q)	625	2.668%	(22,695)	(39,564)	16,869	Deutsche Bank AG

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Russian Federation	12/20/20	1.000%(Q)	375	0.890%	$ 1,388	$ (26,388)	$ 27,776	JPMorgan Chase
Russian Federation	12/20/21	1.000%(Q)	475	1.044%	(112)	(27,386)	27,274	Barclays Capital Group
Russian Federation	06/20/23	1.000%(Q)	50	1.319%	(652)	(996)	344	Morgan Stanley
Russian Federation	06/20/23	1.000%(Q)	350	1.319%	(4,564)	(5,826)	1,262	Morgan Stanley
Russian Federation	12/20/26	1.000%(Q)	350	1.828%	(19,748)	(31,899)	12,151	Citigroup Global Markets
State of Illinois	12/20/22	1.000%(Q)	210	1.702%	(5,519)	(8,549)	3,030	Citigroup Global Markets
State of Illinois	12/20/24	1.000%(Q)	200	2.147%	(11,711)	(13,998)	2,287	Goldman Sachs & Co.
United Mexican States	06/20/22	1.000%(Q)	1,000	0.884%	5,401	314	5,087	Citigroup Global Markets
					$ 46,645	$(444,361)	$491,006

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.IG.29.V1	12/20/27	1.000%(Q)		580	$ (265)	$ (351)	$ (86)
CDX.NA.IG.30.V1	06/20/23	1.000%(Q)		8,190	(125,115)	(164,346)	(39,231)
iTraxx.EUR.28.V1	12/20/27	1.000%(Q)	EUR	614	(221)	(1,376)	(1,155)
					$(125,601)	$(166,073)	$(40,472)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at July 31, 2018(4)	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.30.V1	06/20/23	5.000%(Q)		115	3.299%	$ 7,004	$ 8,784	$ 1,780
iTraxx.XO.28.V1	12/20/22	5.000%(Q)	EUR	2,150	2.473%	282,924	272,690	(10,234)
iTraxx.XO.29.V1	06/20/23	5.000%(Q)	EUR	2,155	2.825%	234,623	256,215	21,592
						$524,551	$537,689	$ 13,138

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at July 31, 2018(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.EM.27.V2	06/20/22	1.000%(Q)	485	1.327%	$(5,124)	$(20,957)	$15,833	Citigroup Global Markets
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Currency swap agreements outstanding at July 31, 2018:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
6,238	3 Month LIBOR(Q)	EUR	5,000	3 Month EURIBOR minus 34.5bps(Q)	Citigroup Global Markets	02/20/20	$437,982	$—	$437,982
1,095	3 Month LIBOR(Q)	EUR	1,000	(0.214)%(Q)	JPMorgan Chase	11/05/20	(71,588)	—	$ (71,588)
698	3 Month LIBOR(Q)	EUR	650	(0.274)%(Q)	JPMorgan Chase	11/17/20	(59,467)	—	$ (59,467)
428	3 Month LIBOR(Q)	EUR	400	(0.279)%(Q)	JPMorgan Chase	11/18/20	(37,771)	—	$ (37,771)
247	3 Month LIBOR(Q)	EUR	220	(0.443)%(Q)	JPMorgan Chase	08/22/21	(7,020)	—	$ (7,020)
438	3 Month LIBOR(Q)	EUR	400	(0.108)%(Q)	JPMorgan Chase	11/06/21	(28,749)	—	$ (28,749)
537	3 Month LIBOR(Q)	EUR	500	(0.007)%(Q)	JPMorgan Chase	05/17/22	(45,924)	—	$ (45,924)
376	3 Month LIBOR(Q)	EUR	350	0.015%(Q)	JPMorgan Chase	11/17/22	(32,404)	—	$ (32,404)
1,095	3 Month LIBOR(Q)	EUR	1,000	0.339%(Q)	JPMorgan Chase	11/05/24	(79,973)	—	$ (79,973)
107	3 Month LIBOR(Q)	EUR	100	0.355%(Q)	JPMorgan Chase	05/17/25	(9,705)	—	$ (9,705)
107	3 Month LIBOR(Q)	EUR	100	0.425%(Q)	JPMorgan Chase	11/12/25	(10,509)	—	$ (10,509)
							$ 54,872	$—	$ 54,872

Forward rate agreements outstanding at July 31, 2018:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Forward Rate Agreements^:
690	07/16/19	2.180%(T)	CM MUNI 5 Year(1)(T)	$ 2,733	$—	$ 2,733	Citigroup Global Markets
690	07/16/19	3.145%(T)	CM MUNI 30 Year(2)(T)	(5,202)	—	(5,202)	Citigroup Global Markets
2,100	08/29/18	—(3)	—(3)	(36)	—	(36)	Citigroup Global Markets
				$(2,505)	$—	$(2,505)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
(3)	The Fund pays or receives payment based on CMM102 minus 7 Year CMT minus 1.168% upon termination.

Inflation swap agreements outstanding at July 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	215	08/15/22	1.240%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	$ —	$ (2,945)	$(2,945)
EUR	90	09/15/22	1.260%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(1,179)	(1,179)
EUR	880	03/15/23	1.345%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(6,364)	(6,364)
EUR	600	05/15/23	1.485%(T)	France CPI ex Tobacco Household(1)(T)	—	(218)	(218)
EUR	600	05/15/23	1.510%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(208)	(208)
EUR	110	08/15/27	1.415%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	2,156	2,156
EUR	45	09/15/27	1.438%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	799	799
EUR	435	03/15/28	1.512%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	4,210	4,210
GBP	50	08/15/42	3.520%(T)	U.K. Retail Price Index(2)(T)	—	748	748
GBP	40	08/15/47	3.469%(T)	U.K. Retail Price Index(1)(T)	—	(167)	(167)
GBP	10	10/15/47	3.535%(T)	U.K. Retail Price Index(2)(T)	—	650	650
GBP	5	10/15/57	3.418%(T)	U.K. Retail Price Index(1)(T)	—	(516)	(516)
	300	10/25/27	2.160%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(1,800)	(7,784)	(5,984)
					$(1,800)	$(10,818)	$(9,018)
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at July 31, 2018:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,085	09/28/22	2.988%(S)	6 Month BBSW(2)(S)	$ —	$ 10,802	$ 10,802
AUD	1,320	06/21/23	2.532%(S)	6 Month BBSW(1)(S)	(386)	(1,676)	(1,290)
AUD	650	03/14/27	3.170%(S)	6 Month BBSW(2)(S)	—	17,412	17,412
AUD	470	07/19/32	3.130%(S)	6 Month BBSW(2)(S)	190	6,315	6,125
BRL	5,755	01/04/21	9.470%(T)	1 Day BROIS(1)(T)	—	(62,961)	(62,961)
BRL	2,499	01/04/21	10.050%(T)	1 Day BROIS(2)(T)	—	40,121	40,121
BRL	2,936	01/04/21	11.180%(T)	1 Day BROIS(2)(T)	—	81,905	81,905
BRL	563	01/03/22	10.360%(T)	1 Day BROIS(2)(T)	—	4,131	4,131
BRL	449	01/02/23	10.465%(T)	1 Day BROIS(2)(T)	—	1,460	1,460
BRL	463	01/02/23	10.470%(T)	1 Day BROIS(2)(T)	—	5,842	5,842
BRL	682	01/02/23	11.061%(T)	1 Day BROIS(2)(T)	—	7,943	7,943

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	1,587	01/02/25	9.475%(T)	1 Day BROIS(2)(T)	$ —	$ (31,823)	$ (31,823)
BRL	3,103	01/02/25	9.943%(T)	1 Day BROIS(2)(T)	—	(29,310)	(29,310)
BRL	888	01/02/25	9.985%(T)	1 Day BROIS(2)(T)	—	(5,975)	(5,975)
BRL	2,425	01/02/25	10.040%(T)	1 Day BROIS(2)(T)	—	(13,309)	(13,309)
CAD	190	05/30/37	2.240%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	—	(13,629)	(13,629)
CAD	170	01/09/38	2.720%(S)	3 Month Canadian Banker’s Acceptance(2)(S)	(4)	(2,774)	(2,770)
CAD	140	05/30/47	2.240%(S)	3 Month Canadian Bankers Acceptance(1)(S)	—	10,043	10,043
CAD	136	01/09/48	2.640%(S)	3 Month Canadian Banker’s Acceptance(1)(S)	3	3,550	3,547
CHF	380	10/05/37	—(3)	—(3)	—	286	286
CZK	14,000	04/27/22	0.925%(A)	6 Month PRIBOR(2)(S)	—	(26,363)	(26,363)
CZK	13,010	06/29/22	0.895%(A)	6 Month PRIBOR(2)(S)	—	(26,403)	(26,403)
CZK	15,000	11/17/22	1.505%(A)	6 Month PRIBOR(2)(S)	(40)	(10,651)	(10,611)
CZK	7,145	04/27/27	1.300%(A)	6 Month PRIBOR(1)(S)	—	22,762	22,762
CZK	6,640	06/29/27	1.175%(A)	6 Month PRIBOR(1)(S)	—	24,803	24,803
DKK	2,300	03/15/27	1.123%(A)	6 Month CIBOR(2)(S)	—	7,323	7,323
EUR	1,000	05/11/22	0.156%(A)	6 Month EURIBOR(1)(S)	4,643	(1,077)	(5,720)
EUR	400	06/29/22	0.219%(A)	6 Month EURIBOR(1)(S)	—	(1,127)	(1,127)
EUR	1,500	09/08/22	0.140%(A)	6 Month EURIBOR(1)(S)	—	1,667	1,667
EUR	3,130	05/11/23	0.390%(A)	6 Month EURIBOR(1)(S)	(9,317)	(19,177)	(9,860)
EUR	1,510	05/11/23	0.650%(A)	6 Month EURIBOR(1)(S)	(31,460)	(32,250)	(790)
EUR	1,258	05/15/23	0.224%(A)	1 Day EONIA(2)(A)	—	5,488	5,488
EUR	1,300	05/15/23	0.266%(A)	6 Month EURIBOR(2)(S)	—	(3,442)	(3,442)
EUR	275	05/11/24	0.396%(A)	6 Month EURIBOR(2)(S)	(5,045)	(638)	4,407
EUR	2,135	08/15/25	0.395%(A)	6 Month EURIBOR(1)(S)	—	28,395	28,395
EUR	90	05/11/26	0.750%(A)	6 Month EURIBOR(1)(S)	442	(551)	(993)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	220	05/11/27	0.736%(A)	6 Month EURIBOR(1)(S)	$ 913	$ 1,414	$ 501
EUR	280	06/29/27	0.835%(A)	6 Month EURIBOR(2)(S)	—	299	299
EUR	270	05/11/28	0.750%(A)	6 Month EURIBOR(1)(S)	8,558	4,653	(3,905)
EUR	120	03/02/31	0.825%(A)	6 Month EURIBOR(2)(S)	(4,617)	(5,083)	(466)
EUR	290	03/31/31	0.874%(A)	6 Month EURIBOR(2)(S)	(1,791)	(10,268)	(8,477)
EUR	235	02/23/32	1.180%(A)	6 Month EURIBOR(2)(S)	1,950	170	(1,780)
EUR	100	05/11/32	1.100%(A)	6 Month EURIBOR(2)(S)	(3,146)	2,253	5,399
EUR	1,000	06/28/32	0.785%(A)	6 Month EURIBOR(2)(S)	—	(68,850)	(68,850)
EUR	380	10/04/32	2.000%(A)	1 Day EONIA(2)(A)	—	2,421	2,421
EUR	380	10/04/32	2.080%(A)	3 Month EURIBOR(1)(Q)	—	(2,326)	(2,326)
EUR	200	10/30/32	1.302%(A)	6 Month EURIBOR(2)(S)	—	3,869	3,869
EUR	575	05/11/33	1.000%(A)	6 Month EURIBOR(1)(S)	34,122	24,928	(9,194)
EUR	1,190	08/24/37	1.960%(A)	1 Day EONIA(2)(A)	—	7,007	7,007
EUR	1,190	08/24/37	2.033%(A)	3 Month EURIBOR(1)(Q)	(287)	(5,462)	(5,175)
EUR	345	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	2,244	2,244
EUR	345	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(2,098)	(2,098)
EUR	95	05/11/42	1.350%(A)	6 Month EURIBOR(1)(S)	5,066	3,170	(1,896)
EUR	195	07/04/42	1.001%(A)	6 Month EURIBOR(1)(S)	13,017	23,755	10,738
EUR	135	12/05/47	1.442%(A)	6 Month EURIBOR(1)(S)	—	1,542	1,542
EUR	450	01/26/48	1.853%(A)	3 Month EURIBOR(2)(Q)	—	1,166	1,166
EUR	450	01/26/48	1.863%(A)	6 Month EURIBOR(1)(S)	—	(1,329)	(1,329)
EUR	100	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	(508)	(508)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
EUR	100	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	$ —	$ 459	$ 459
GBP	740	07/24/23	1.325%(S)	6 Month GBP LIBOR(1)(S)	(64)	2,660	2,724
GBP	95	05/08/24	0.940%(S)	6 Month GBP LIBOR(1)(S)	(527)	3,313	3,840
GBP	695	05/15/24	0.963%(S)	6 Month GBP LIBOR(1)(S)	—	23,092	23,092
GBP	390	05/08/28	1.100%(S)	6 Month GBP LIBOR(1)(S)	18,281	22,364	4,083
GBP	1,830	06/23/31	1.618%(S)	6 Month GBP LIBOR(2)(S)	70,332	(7,664)	(77,996)
GBP	385	02/27/32	1.374%(S)	6 Month GBP LIBOR(2)(S)	(2,723)	(16,776)	(14,053)
GBP	215	05/08/32	1.323%(S)	6 Month GBP LIBOR(2)(S)	(9,536)	(11,865)	(2,329)
GBP	360	05/15/32	1.398%(S)	6 Month GBP LIBOR(2)(S)	—	(15,357)	(15,357)
GBP	1,010	10/30/32	1.633%(S)	6 Month GBP LIBOR(2)(S)	25,665	(3,819)	(29,484)
GBP	85	05/08/38	1.300%(S)	6 Month GBP LIBOR(2)(S)	(3,532)	(7,676)	(4,144)
GBP	450	06/23/46	1.626%(S)	6 Month GBP LIBOR(1)(S)	30	7,715	7,685
GBP	730	12/13/46	1.615%(S)	6 Month GBP LIBOR(1)(S)	(18,684)	14,547	33,231
GBP	120	05/08/47	1.400%(S)	6 Month GBP LIBOR(1)(S)	9,175	10,414	1,239
GBP	540	10/30/47	1.680%(S)	6 Month GBP LIBOR(1)(S)	(28,329)	(1,333)	26,996
HUF	202,800	07/02/20	1.065%(A)	6 Month BUBOR(2)(S)	(349)	2,838	3,187
HUF	213,820	05/04/22	1.360%(A)	6 Month BUBOR(2)(S)	—	(1,079)	(1,079)
HUF	100,000	03/18/26	2.140%(A)	6 Month BUBOR(2)(S)	(19,200)	(3,025)	16,175
HUF	257,045	06/12/28	3.750%(A)	6 Month BUBOR(2)(S)	—	(1,173)	(1,173)
INR	19,000	12/05/22	6.550%(S)	1 Day MIBOR(2)(S)	(4)	(5,366)	(5,362)
INR	27,000	05/09/23	6.820%(S)	1 Day MIBOR(2)(S)	(9)	(3,555)	(3,546)
INR	14,000	05/16/23	7.020%(S)	1 Day MIBOR(2)(S)	—	361	361
JPY	207,000	05/11/23	0.130%(S)	6 Month JPY LIBOR(1)(S)	(330)	(1,771)	(1,441)
JPY	90,000	04/06/32	0.484%(S)	6 Month JPY LIBOR(2)(S)	—	(1,561)	(1,561)
JPY	4,160	04/07/32	0.491%(S)	6 Month JPY LIBOR(2)(S)	—	(37)	(37)

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	14,600	09/21/32	0.463%(S)	6 Month JPY LIBOR(2)(S)	$ —	$ (1,008)	$ (1,008)
JPY	26,000	02/28/37	0.681%(S)	6 Month JPY LIBOR(2)(S)	—	(276)	(276)
JPY	5,000	05/15/37	0.688%(S)	6 Month JPY LIBOR(2)(S)	—	(127)	(127)
JPY	55,000	11/24/37	0.686%(S)	6 Month JPY LIBOR(2)(S)	—	(3,294)	(3,294)
JPY	13,000	01/04/38	0.757%(S)	6 Month JPY LIBOR(2)(S)	—	607	607
MXN	9,860	06/30/28	8.065%(M)	28 Day Mexican Interbank Rate(2)(M)	3	(2,044)	(2,047)
NOK	30,900	05/23/23	1.895%(A)	6 Month NIBOR(2)(S)	(29)	611	640
NOK	3,400	03/15/27	2.103%(A)	6 Month NIBOR(2)(S)	—	(1,304)	(1,304)
NZD	3,500	09/22/18	2.048%(S)	3 Month BBR(2)(Q)	—	12,696	12,696
NZD	250	05/01/20	3.628%(S)	3 Month BBR(2)(Q)	7,044	5,111	(1,933)
NZD	100	10/03/22	2.740%(S)	3 Month BBR(2)(Q)	—	1,304	1,304
NZD	1,390	07/18/23	2.513%(S)	3 Month BBR(2)(Q)	(814)	(1,285)	(471)
NZD	1,260	03/15/24	3.355%(S)	3 Month BBR(2)(Q)	—	41,077	41,077
NZD	100	01/10/27	3.420%(S)	3 Month BBR(2)(Q)	2,105	2,598	493
PLN	2,600	03/15/22	2.530%(A)	6 Month WIBOR(2)(S)	—	9,016	9,016
PLN	2,000	05/24/23	2.520%(A)	6 Month WIBOR(2)(S)	—	2,571	2,571
PLN	550	01/21/26	2.500%(A)	6 Month WIBOR(2)(S)	1,944	(472)	(2,416)
PLN	1,610	06/12/28	3.070%(A)	6 Month WIBOR(1)(S)	—	(5,983)	(5,983)
PLN	550	07/11/28	2.935%(A)	6 Month WIBOR(2)(S)	—	66	66
SEK	6,730	05/04/21	0.106%(A)	3 Month STIBOR(2)(Q)	—	1,077	1,077
SEK	2,500	04/12/22	0.270%(A)	3 Month STIBOR(2)(Q)	—	276	276
SEK	5,390	05/04/22	0.305%(A)	3 Month STIBOR(1)(Q)	—	(1,072)	(1,072)
SEK	4,000	03/15/24	0.840%(A)	3 Month STIBOR(2)(Q)	—	6,849	6,849
SEK	2,300	11/12/25	1.431%(A)	3 Month STIBOR(2)(Q)	—	12,871	12,871
SEK	265	06/22/27	1.031%(A)	3 Month STIBOR(2)(Q)	—	(143)	(143)
SGD	920	05/21/23	2.030%(S)	6 Month SIBOR(1)(S)	—	5,319	5,319
SGD	490	05/21/28	2.436%(S)	6 Month SIBOR(2)(S)	—	(2,734)	(2,734)
	1,435	10/07/18	1.253%(A)	1 Day USOIS(1)(A)	—	5,784	5,784
	2,535	11/17/18	1.080%(T)	1 Day USOIS(1)(T)	—	17,221	17,221
	3,810	11/18/18	0.911%(A)	1 Day USOIS(1)(A)	(219)	32,347	32,566
	1,660	11/22/18	1.297%(S)	3 Month LIBOR(1)(Q)	—	9,254	9,254
	5,880	02/15/19	1.820%(T)	1 Day USOIS(1)(T)	—	8,827	8,827
	2,190	05/11/19	1.613%(S)	3 Month LIBOR(1)(Q)	7,161	20,683	13,522
	1,505	06/30/19	1.479%(A)	1 Day USOIS(1)(A)	—	11,473	11,473
	2,365	06/30/19	1.502%(A)	1 Day USOIS(1)(A)	(932)	17,556	18,488
	1,750	08/04/19	1.372%(A)	1 Day USOIS(1)(A)	(1,396)	18,284	19,680
	1,400	09/08/19	1.290%(A)	1 Day USOIS(1)(A)	—	18,760	18,760

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
4,890	09/30/19	1.707%(A)	1 Day USOIS(1)(A)	$ 1,378	$ 37,639	$ 36,261
7,880	12/31/19	1.840%(A)	1 Day USOIS(1)(A)	7,549	65,688	58,139
5,295	12/31/19	1.950%(A)	1 Day USOIS(1)(A)	1,307	34,042	32,735
2,000	03/09/20	2.157%(A)	1 Day USOIS(1)(A)	—	7,218	7,218
1,450	03/31/20	2.369%(A)	1 Day USOIS(1)(A)	—	2,354	2,354
1,930	04/24/20	2.311%(A)	1 Day USOIS(1)(A)	—	3,030	3,030
27,250	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	404,000	554,246	150,246
3,760	05/31/21	1.849%(S)	3 Month LIBOR(2)(Q)	—	(114,599)	(114,599)
4,002	05/31/21	1.948%(S)	3 Month LIBOR(2)(Q)	—	(110,496)	(110,496)
955	05/31/21	1.953%(S)	3 Month LIBOR(2)(Q)	2,149	(26,237)	(28,386)
1,370	11/22/21	1.792%(S)	3 Month LIBOR(2)(Q)	—	(52,146)	(52,146)
1,300	05/11/22	1.982%(S)	3 Month LIBOR(2)(Q)	(32,236)	(46,881)	(14,645)
2,000	06/16/22	—(4)	—(4)	—	(8,897)	(8,897)
1,035	11/30/22	2.969%(S)	3 Month LIBOR(1)(Q)	—	1,023	1,023
2,410	05/11/23	2.000%(S)	3 Month LIBOR(2)(Q)	(43,742)	(106,984)	(63,242)
680	05/21/23	2.215%(S)	3 Month LIBOR(2)(Q)	—	(23,244)	(23,244)
1,910	06/22/23	2.911%(S)	3 Month LIBOR(2)(Q)	1,008	(4,480)	(5,488)
1,470	02/15/24	2.115%(S)	3 Month LIBOR(1)(Q)	4,670	58,466	53,796
850	02/15/24	2.151%(S)	3 Month LIBOR(1)(Q)	169	32,044	31,875
1,095	02/15/24	2.183%(S)	3 Month LIBOR(1)(Q)	(1,623)	39,220	40,843
1,585	05/11/24	2.139%(S)	3 Month LIBOR(1)(Q)	(23,555)	72,256	95,811
610	05/15/24	1.956%(S)	3 Month LIBOR(1)(Q)	2,767	33,893	31,126
760	07/17/24	2.926%(S)	3 Month LIBOR(2)(Q)	—	(4,249)	(4,249)
870	08/15/24	2.168%(S)	3 Month LIBOR(1)(Q)	—	35,115	35,115
7,500	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	27,668	301,962	274,294
985	08/15/24	2.176%(S)	3 Month LIBOR(1)(Q)	1,791	39,328	37,537
475	09/01/24	1.972%(S)	3 Month LIBOR(2)(Q)	—	(24,883)	(24,883)
2,955	11/15/24	2.334%(S)	3 Month LIBOR(1)(Q)	11,272	111,712	100,440
590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	6,326	6,326
5,232	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(3,471)	2,521	5,992
1,000	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	58,702	58,702
657	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	9,056	41,023	31,967
525	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	2,544	29,516	26,972
265	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	13,496	13,496
395	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(181)	16,834	17,015
1,395	05/11/27	2.305%(S)	3 Month LIBOR(2)(Q)	(14,631)	(77,423)	(62,792)
260	05/15/27	2.295%(S)	3 Month LIBOR(1)(Q)	—	14,647	14,647
1,375	05/11/28	2.000%(S)	3 Month LIBOR(2)(Q)	(117,682)	(122,001)	(4,319)
360	05/21/28	2.421%(S)	3 Month LIBOR(1)(Q)	—	18,725	18,725
500	05/03/32	2.434%(S)	3 Month LIBOR(2)(Q)	—	(35,848)	(35,848)
190	10/16/33	2.890%(S)	3 Month LIBOR(2)(Q)	—	(3,334)	(3,334)
800	02/15/36	2.338%(S)	3 Month LIBOR(2)(Q)	(5,647)	(76,938)	(71,291)
240	05/03/37	2.508%(S)	3 Month LIBOR(1)(Q)	—	19,748	19,748

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at July 31, 2018	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	860	05/11/38	2.200%(S)	3 Month LIBOR(1)(Q)	$ 111,028	$ 114,662	$ 3,634
	325	05/11/42	2.562%(S)	3 Month LIBOR(2)(Q)	141	(28,257)	(28,398)
	170	10/04/42	2.527%(S)	3 Month LIBOR(2)(Q)	—	(14,944)	(14,944)
	85	09/27/46	1.380%(A)	1 Day USOIS(1)(A)	—	20,925	20,925
	55	04/09/48	2.545%(S)	3 Month LIBOR(1)(Q)	—	5,221	5,221
	50	05/08/48	2.627%(S)	3 Month LIBOR(1)(Q)	—	4,213	4,213
	370	05/11/48	2.300%(S)	3 Month LIBOR(1)(Q)	50,846	56,196	5,350
	170	07/17/49	2.914%(S)	3 Month LIBOR(1)(Q)	—	4,776	4,776
ZAR	9,100	09/23/22	7.430%(Q)	3 Month JIBAR(2)(Q)	—	(4,050)	(4,050)
ZAR	5,200	05/05/25	7.940%(Q)	3 Month JIBAR(2)(Q)	(13,294)	3,190	16,484
ZAR	4,100	11/07/27	8.360%(Q)	3 Month JIBAR(2)(Q)	(81)	7,492	7,573
ZAR	6,760	01/17/28	7.833%(Q)	3 Month JIBAR(2)(Q)	(24)	(7,315)	(7,291)
ZAR	4,500	07/16/28	8.170%(Q)	3 Month JIBAR(2)(Q)	(35)	2,289	2,324
					$ 451,015	$1,204,813	$ 753,798

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
AED	4,400	04/05/21	3.005%(A)	3 Month EIBOR(1)(Q)	$ (2,271)	$ —	$ (2,271)	BNP Paribas
CLP	220,000	02/09/27	4.120%(S)	1 Day CLOIS(2)(S)	(898)	—	(898)	Morgan Stanley
CLP	140,000	12/20/27	4.260%(S)	1 Day CLOIS(2)(S)	(1,601)	—	(1,601)	Morgan Stanley
CLP	62,800	01/23/28	4.245%(S)	1 Day CLOIS(2)(S)	(543)	—	(543)	Morgan Stanley
CLP	101,000	01/26/28	4.210%(S)	1 Day CLOIS(2)(S)	(1,360)	—	(1,360)	Morgan Stanley
CLP	56,000	05/17/28	4.270%(S)	1 Day CLOIS(2)(S)	(165)	—	(165)	Citigroup Global Markets
COP	4,000,000	12/06/18	6.100%(Q)	1 Day COOIS(1)(Q)	(13,690)	—	(13,690)	Morgan Stanley
COP	1,600,000	06/02/27	5.910%(Q)	1 Day COOIS(2)(Q)	(5,139)	—	(5,139)	Morgan Stanley
COP	405,000	01/23/28	6.035%(Q)	1 Day COOIS(2)(Q)	(2,018)	—	(2,018)	Morgan Stanley
COP	509,000	01/26/28	6.000%(Q)	1 Day COOIS(2)(Q)	(1,836)	—	(1,836)	Morgan Stanley
COP	500,000	05/17/28	5.990%(Q)	1 Day COOIS(2)(Q)	(1,785)	—	(1,785)	Citigroup Global Markets
ILS	700	12/09/22	1.530%(A)	3 Month TELBOR(2)(Q)	5,211	—	5,211	Citigroup Global Markets
ILS	350	09/19/26	1.600%(A)	3 Month TELBOR(2)(Q)	(548)	—	(548)	Barclays Capital Group
ILS	1,340	03/15/27	2.130%(A)	3 Month TELBOR(2)(Q)	8,818	—	8,818	Citigroup Global Markets
ILS	950	07/16/28	2.045%(A)	3 Month TELBOR(2)(Q)	(1,383)	—	(1,383)	JPMorgan Chase

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Interest rate swap agreements outstanding at July 31, 2018 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciaton (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
SAR	4,400	04/05/21	3.020%(A)	3 Month SAIBOR(2)(Q)	$ (487)	$ —	$ (487)	BNP Paribas
SAR	2,300	11/08/22	3.090%(A)	3 Month SAIBOR(1)(Q)	933	—	933	BNP Paribas
SAR	1,890	04/05/25	3.480%(A)	3 Month SAIBOR(1)(Q)	3,048	—	3,048	BNP Paribas
ZAR	1,060	03/22/42	7.800%(Q)	3 Month JIBAR(2)(Q)	(4,414)	(36)	(4,378)	Deutsche Bank AG
ZAR	7,000	09/22/42	8.020%(Q)	3 Month JIBAR(2)(Q)	(16,405)	(69)	(16,336)	Deutsche Bank AG
ZAR	1,000	03/22/47	7.650%(Q)	3 Month JIBAR(1)(Q)	4,726	34	4,692	Deutsche Bank AG
ZAR	6,575	09/22/47	7.890%(Q)	3 Month JIBAR(1)(Q)	16,981	56	16,925	Deutsche Bank AG
					$(14,826)	$(15)	$(14,811)
Cash of $1,220,000 has been segregated with Citigroup Global Markets to cover requirements for open centrally cleared swap contracts at July 31, 2018.
(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.
(3)	The Fund pays the floating rate of 3 Month CHF LIBOR plus 1.75 bps quarterly and receives the floating rate of 6 Month CHF LIBOR semiannually.
(4)	The Fund pays the floating rate of 3 Month LIBOR quarterly and receives the floating rate of 1 Day USOIS plus 22.375 bps quarterly.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Asset-Backed Securities
Collateralized Loan Obligations	$—	$ 1,288,259	$ —

PGIM Global Absolute Return Bond Fund
Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
	Level 1	Level 2	Level 3
Investments in Securities (continued)
Asset-Backed Securities (continued)
Consumer Loans	$ —	$ 620,848	$ —
Residential Mortgage-Backed Securities	—	232,804	—
Student Loan	—	184,005	—

Commercial Mortgage-Backed Security	—	225,028	—
Corporate Bonds	—	15,428,863	—
Residential Mortgage-Backed Securities	—	1,473,346	—
Sovereign Bonds	—	11,675,827	—
U.S. Treasury Obligation	—	111,191	—
Affiliated Mutual Funds	2,161,201	—	—
Options Purchased	—	3,685,849	—
Options Written	—	(3,561,218)	(976)
Other Financial Instruments*
Futures Contracts	77,028	—	—
OTC Forward Foreign Currency Exchange Contracts	—	172,787	—
OTC Cross Currency Exchange Contracts	—	135,097	—
Centrally Cleared Credit Default Swap Agreements	—	(27,334)	—
OTC Credit Default Swap Agreements	—	71,933	—
OTC Currency Swap Agreements	—	54,872	—
OTC Forward Rate Agreements	—	—	(2,505)
Centrally Cleared Inflation Swap Agreements	—	(9,018)	—
Centrally Cleared Interest Rate Swap Agreements	—	753,798	—
OTC Interest Rate Swap Agreements	—	(14,826)	—
Total	$2,238,229	$32,502,111	$(3,481)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument, and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

PGIM Real Assets Fund
Consolidated Schedule of Investments
as of July 31, 2018 (unaudited)
Description	Shares	Value

Long-Term Investments 73.2%
Affiliated Mutual Funds 48.3%
PGIM Floating Rate Income Fund (Class R6)	355,455	$ 3,511,897
PGIM Global Real Estate Fund (Class R6)	1,148,807	27,870,054
PGIM Jennison Global Infrastructure Fund (Class R6)	740,312	9,823,947
PGIM Jennison MLP Fund (Class R6)	1,718,892	13,012,012
PGIM Jennison Natural Resources Fund, Inc. (Class R6)	295,016	12,393,608
Total Affiliated Mutual Funds (cost $61,015,891)(w)		66,611,518

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations 24.9%
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125%	04/15/20	1,075	1,137,050
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/21	670	695,527
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/22	3,370	3,652,734
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	04/15/22	125	125,718
U.S. Treasury Inflation Indexed Bonds, TIPS	0.125	01/15/23	3,500	3,698,670
U.S. Treasury Inflation Indexed Bonds, TIPS	0.250	01/15/25	2,480	2,538,413
U.S. Treasury Inflation Indexed Bonds, TIPS	0.375	01/15/27	270	270,111
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/24	1,290	1,376,621
U.S. Treasury Inflation Indexed Bonds, TIPS	0.625	01/15/26	1,475	1,537,184
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/42	95	101,722
U.S. Treasury Inflation Indexed Bonds, TIPS	0.750	02/15/45	1,115	1,137,795
U.S. Treasury Inflation Indexed Bonds, TIPS	0.875	02/15/47	95	97,420
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/46	610	656,624
U.S. Treasury Inflation Indexed Bonds, TIPS	1.000	02/15/48	405	419,736
U.S. Treasury Inflation Indexed Bonds, TIPS	1.125	01/15/21	1,825	2,110,832
U.S. Treasury Inflation Indexed Bonds, TIPS	1.250	07/15/20	360	419,628
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	01/15/20	920	1,076,789
U.S. Treasury Inflation Indexed Bonds, TIPS	1.375	02/15/44	1,355	1,608,165
U.S. Treasury Inflation Indexed Bonds, TIPS	1.750	01/15/28	695	900,499
U.S. Treasury Inflation Indexed Bonds, TIPS	2.000	01/15/26	920	1,263,316
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/40	320	461,117
U.S. Treasury Inflation Indexed Bonds, TIPS	2.125	02/15/41	130	186,279
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/25	2,060	3,016,763
U.S. Treasury Inflation Indexed Bonds, TIPS	2.375	01/15/27	1,150	1,612,020
U.S. Treasury Inflation Indexed Bonds, TIPS	2.500	01/15/29	630	856,593

PGIM Real Assets Fund
Consolidated Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
U.S. Treasury Obligations (Continued)
U.S. Treasury Inflation Indexed Bonds, TIPS	3.625%	04/15/28	645	$ 1,257,729
U.S. Treasury Inflation Indexed Bonds, TIPS	3.875	04/15/29	1,040	2,071,040
Total U.S. Treasury Obligations (cost $34,735,837)				34,286,095

Total Long-Term Investments (cost $95,751,728)				100,897,613

	Shares

Short-Term Investments 27.5%
Affiliated Mutual Fund 3.4%
PGIM Core Ultra Short Bond Fund (cost $4,670,633)(w)	4,670,633	4,670,633
Unaffiliated Fund 5.8%
Dreyfus Treasury Securities Cash Management (cost $8,067,094)(bb)	8,067,094	8,067,094

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(bb)(k)(n) 18.3%
U.S. Treasury Bills	1.875%	09/20/18	700	698,160
U.S. Treasury Bills	1.880	09/20/18	600	598,423
U.S. Treasury Bills	1.887	09/20/18	2,850	2,842,509
U.S. Treasury Bills	1.887	09/20/18	6,521	6,504,059
U.S. Treasury Bills	1.892	09/20/18	14,629	14,590,349

Total U.S. Treasury Obligations (cost $25,233,895)				25,233,500

Total Short-Term Investments (cost $37,971,622)				37,971,227

TOTAL INVESTMENTS 100.7% (cost $133,723,350)				138,868,840
Liabilities in excess of other assets(z) (0.7)%				(1,029,431)

Net Assets 100.0%				$ 137,839,409

See the Glossary for abbreviations used in the quarterly schedule of portfolio holdings.

PGIM Real Assets Fund
Consolidated Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Cayman Subsidiary.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the co-manager of the Fund, also serves as manager of the underlying funds in which the Fund invests.
(z)	Includes net unrealized appreciation (depreciation) on the following derivative contracts held at reporting period end:
Commodity futures contracts outstanding at July 31, 2018(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
36	Brent Crude	Oct. 2018	$2,671,560	$ 24,925
16	Coffee ’C’	Sep. 2018	659,400	(51,056)
23	Copper	Sep. 2018	1,628,112	(153,800)
102	Corn	Sep. 2018	1,898,475	42,387
19	Gasoline RBOB	Sep. 2018	1,660,239	22,075
30	Gold 100 OZ	Oct. 2018	3,685,500	(4,200)
57	Gold 100 OZ	Dec. 2018	7,031,520	(47,117)
17	Hard Red Winter Wheat	Sep. 2018	473,025	36,688
37	Lean Hogs	Aug. 2018	904,650	(225,320)
27	Live Cattle	Aug. 2018	1,162,890	37,999
16	LME Nickel	Aug. 2018	1,339,488	17,496
5	LME Nickel	Dec. 2018	422,520	29,205
19	LME PRI Aluminum	Aug. 2018	981,944	(356)
5	LME PRI Aluminum	Sep. 2018	259,469	(12,826)
9	LME PRI Aluminum	Dec. 2018	469,912	(17,495)
9	LME Zinc	Aug. 2018	593,100	(14,600)
4	LME Zinc	Oct. 2018	262,575	(63,309)
6	LME Zinc	Dec. 2018	392,850	(104,169)
110	Natural Gas	Sep. 2018	3,060,200	83,600
22	No. 2 Soft Red Winter Wheat	Sep. 2018	609,125	60,400
15	NY Harbor ULSD	Sep. 2018	1,346,562	9,261
15	Silver	Sep. 2018	1,166,925	(68,385)
32	Soybean	Sep. 2018	1,454,000	88,800
28	Soybean Meal	Sep. 2018	951,720	36,400
13	Soybean Oil	Sep. 2018	225,342	6,415
55	Sugar #11 (World)	Oct. 2018	649,880	(92,478)
43	WTI Crude	Sep. 2018	2,956,680	(134,110)
				(493,570)
Short Positions:
3	LME Nickel	Aug. 2018	251,154	(32,838)
5	LME Nickel	Dec. 2018	422,520	(16,632)
1	LME PRI Aluminum	Aug. 2018	51,681	(494)
5	LME PRI Aluminum	Sep. 2018	259,469	13,296
9	LME PRI Aluminum	Dec. 2018	469,913	(4,386)

PGIM Real Assets Fund
Consolidated Schedule of Investments
as of July 31, 2018 (unaudited) (continued)
Commodity futures contracts outstanding at July 31, 2018(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Short Positions (cont’d):
4	LME Zinc	Oct. 2018	$ 262,575	$ 73,844
6	LME Zinc	Dec. 2018	392,850	102,502
				135,292
				$(358,278)
Securities with combined market values of $3,540,669 and $598,423 have been segregated with Credit Suisse First Boston Corp. and Morgan Stanley, respectively, to cover requirements for open futures contracts at July 31, 2018.
(1)    Represents positions held in the Cayman Subsidiary.
Fair Value Measurements:
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.
Level 1—unadjusted quoted prices generally in active markets for identical securities.
Level 2—quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates and other observable inputs.
Level 3—unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.
The following is a summary of the inputs used as of July 31, 2018 in valuing such portfolio securities:
	Level 1	Level 2	Level 3
Investments in Securities
Affiliated Mutual Funds	$71,282,151	$ —	$—
Unaffiliated Fund	8,067,094	—	—
U.S. Treasury Obligations	—	59,519,595	—
Other Financial Instruments*
Commodity Futures Contracts	(358,278)	—	—
Total	$78,990,967	$59,519,595	$—

*	Other financial instruments are derivative instruments not reflected in the Consolidated Schedule of Investments, such as futures, forwards and centrally cleared swap contracts, which are recorded at the unrealized appreciation (depreciation) on the instrument and OTC swap contracts which are recorded at fair value.
During the period, there were no transfers between Level 1, Level 2 and Level 3 to report.

Glossary:
The following abbreviations are used in the preceding Portfolios’ descriptions:
Currency:
AED — Arab Emirates Dirham
AUD — Australian Dollar
BRL — Brazilian Real
CAD — Canadian Dollar
CHF — Swiss Franc
CLP — Chilean Peso
CNH — Chinese Renminbi (offshore)
COP — Colombian Peso
CZK — Czeck Koruna
DKK — Danish Krone
EGP — Egyptian Pound
EUR — Euro
GBP — British Pound
HUF — Hungarian Forint
IDR — Indonesian Rupiah
ILS — Israeli Shekel
INR — Indian Rupee
JPY — Japanese Yen
KRW — South Korean Won

Glossary:
MXN — Mexican Peso
MYR — Malaysian Ringgit
NOK — Norwegian Krone
NZD — New Zealand Dollar
PEN — Peruvian Nuevo Sol
PHP — Philippine Peso
PLN — Polish Zlnoty
RUB — Russian Ruble
SEK — Swedish Krona
SAR — Saudi Arabian Riyal
SGD — Singapore Dollar
THB — Thai Baht
TRY — Turkish Lira
TWD — New Taiwanese Dollar
USD — United States Dollar
ZAR — South African Rand
Exchange:
OTC — Over-the-counter
Index:
CDX — Credit Derivative Index
iTraxx — International Credit Derivative Index

Other:
A — Annual payment frequency for swaps
M — Monthly payment frequency for swaps
Q — Quarterly payment frequency for swaps
S — Semiannual payment frequency for swaps
T — Swap payment upon termination
144A — Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.
BBR — New Zealand Bank Bill Rate
BBSW — Australian Bank Bill Swap Reference Rate
bps — Basis Points
BROIS — Brazil Overnight Interbank Deposit
BUBOR — Budapest Interbank Offered Rate
CIBOR — Copenhagen Interbank Offered Rate
CLOIS — Sinacofi Chile Interbank Rate Average
COOIS — Colombia Overnight Interbank Reference Rate
CM — Constant Maturity
CMM — Constant Maturity Mortgage
CMS — Constant Maturity Swap
EIBOR — Emirates Interbank Offered Rate
EMTN — Euro Medium Term Note

Glossary:
EONIA — Euro Overnight Index Average
EURIBOR — Euro Interbank Offered Rate
GMTN — Global Medium Term Note
HICP — Harmonized Index of Consumer Prices
JIBAR — Johannesburg Interbank Agreed Rate
LIBOR — London Interbank Offered Rate
LME — London Metal Exchange
MIBOR — Mumbai Interbank Offered Rate
MLP — Master Limited Partnership
NSA — Non-Seasonally Adjusted
NIBOR — Norwegian Interbank Offered Rate
PRIBOR — Prague Interbank Offered Rate
PRI — Primary Rate Interface Offered Rate
RBOB — Reformulated Gasoline Blendstock for Oxygen Blending
SAIBOR — Saudi Arabian Interbank Offered Rate
SIBOR — Singapore Interbank Offered Rate
STIBOR — Stockholm Interbank Offered Rate
TELBOR — Tel Aviv Interbank Offered Rate
TIPS — Treasury Inflation-Protected Securities
ULSD — Ultra-Low-Sulfur Diesel
USOIS — United States Overnight Index Swap

WIBOR — Warsaw Interbank Offered Rate
WTI — West Texas Intermediate

Effective June 11, 2018, the Funds’ names were changed by replacing “Prudential” with “PGIM”.
Notes to Schedules of Investments (unaudited)
Securities Valuation: Each Fund holds securities and other assets and liabilities that are fair valued at the close of each day (generally, 4:00 PM Eastern time) the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Trustees (the “Board”) has adopted valuation procedures for security valuation under which fair valuation responsibilities have been delegated to PGIM Investments LLC (“PGIM Investments” or “the Manager”). Pursuant to the Board’s delegation, a Valuation Committee has been established as two persons, being one or more officers of the Trust, including: the Trust’s Treasurer (or the Treasurer’s direct reports); and the Trust’s Chief or Deputy Chief Compliance Officer (or Vice-President-level direct reports of the Chief or Deputy Chief Compliance Officer). Under the current valuation procedures, the Valuation Committee of the Board is responsible for supervising the valuation of portfolio securities and other assets and liabilities. The valuation procedures permit the Funds to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly scheduled quarterly meeting.
For the fiscal reporting period-end, securities and other assets and liabilities were fair valued at the close of the last U.S. business day. Trading in certain foreign securities may occur when the NYSE is closed (including weekends and holidays). Because such foreign securities trade in markets that are open on weekends and U.S. holidays, the values of some of the Fund’s foreign investments may change on days when investors cannot purchase or redeem Fund shares.
Various inputs determine how each Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the Schedule of Investments.
Derivative instruments, such as futures or options, that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange where the security principally trades. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price, they are classified as Level 1 in the fair value hierarchy.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.
Fixed income securities traded in the OTC market are generally classified as Level 2 in the fair value hierarchy. Such fixed income securities are typically valued using the market approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach as the primary method to value securities when market prices of identical or comparable instruments are available. The third-party vendors’ valuation techniques used to derive the evaluated bid price are based on evaluating observable inputs, including but not limited to, yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations and reported trades. Certain Level 3 securities are also valued using the market approach when obtaining a single broker quote or when utilizing transaction prices for identical securities that have been used in excess of five business days. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
OTC derivative instruments are generally classified as Level 2 in the fair value hierarchy. Such derivative instruments are typically valued using the market approach and/or income approach which generally involves obtaining data from an approved independent third-party vendor source. Each Fund utilizes the market approach when quoted prices in broker-dealer markets are available but also includes consideration of alternative valuation approaches, including the income approach. In the absence of reliable market quotations, the income approach is typically utilized for purposes of valuing OTC derivatives such as interest rate swaps based on a discounted cash flow analysis whereby the value of the instrument is equal to the present value of its future cash inflows or outflows. Such analysis includes projecting future cash flows and determining the discount rate (including the present value factors that affect the discount rate) used to discount the future cash flows. In addition, the third-party vendors’ valuation techniques used to derive the evaluated OTC derivative price is based on evaluating observable inputs, including but not limited to, underlying asset prices, indices, spreads, interest rates and exchange rates. Certain OTC derivatives may be classified as Level 3 when valued using the market approach by obtaining a single broker quote or when utilizing unobservable inputs in the income approach. During the reporting period, there were no changes to report with respect to the valuation approach and/or valuation techniques discussed above.
Centrally cleared swaps listed or traded on a multilateral or trade facility platform, such as a registered exchange, are generally valued at the daily settlement price determined by the respective exchange. These securities are classified as Level 2 in the fair value hierarchy, as the daily settlement price is not public.
Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.
When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the Manager regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other unaffiliated mutual funds to calculate their net asset values.
Each Fund may invest up to 15% of its net assets in illiquid securities, including those that are restricted as to disposition under securities law (“restricted securities”). Restricted securities are valued pursuant to the valuation procedures noted above.
The PGIM Real Assets Fund wholly owns and controls the PGIM Real Assets Subsidiary, Ltd., (the “Subsidiary”), a company organized under the laws of the Cayman Islands. The Subsidiary is not registered as an investment company under the 1940 Act, as amended. In valuing its investments, the Subsidiary follows the same valuation policies as the PGIM Real Assets Fund as described above.
Each Fund may invest their overnight sweep cash in the PGIM Core Ultra Short Bond Fund and their securities lending cash collateral in the PGIM Institutional Money Market Fund, each a series of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PGIM Investments.
Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov)

Item 2.	Controls and Procedures

(a)

It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)

There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 3

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date	September 17, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Stuart S. Parker
Stuart S. Parker
President and Principal Executive Officer

Date	September 17, 2018

By (Signature and Title)*	/s/ Brian D. Nee
Brian D. Nee
Treasurer and Principal Financial and Accounting Officer

Date	September 17, 2018

* Print the name and title of each signing officer under his or her signature.